Document and Entity Information (USD $)	12 Months Ended
	Oct. 28, 2012	Apr. 29, 2012	Nov. 30, 2012 Common Stock	Nov. 30, 2012 Common Stock Non-Voting
Entity Registrant Name	HORMEL FOODS CORP /DE/
Entity Central Index Key	0000048465
Document Type	10-K
Document Period End Date	Oct 28, 2012
Amendment Flag	false
Current Fiscal Year End Date	--10-28
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 3,886,325,520
Entity Common Stock, Shares Outstanding			263,612,318	0
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $) In Thousands, unless otherwise specified	Oct. 28, 2012	Oct. 30, 2011
Current Assets
Cash and cash equivalents	$ 682,388	$ 463,130
Short-term marketable securities	77,387	76,077
Accounts receivable (net of allowance for doubtful accounts of $4,000 at October 28, 2012 and $4,000 at October 30, 2011)	507,041	461,110
Inventories	950,521	885,823
Income taxes receivable	16,460	24,423
Deferred income taxes	68,560	69,203
Prepaid expenses	12,772	10,048
Other current assets	5,555	8,417
Total Current Assets	2,320,684	1,998,231
Deferred Income Taxes	144,245	59,814
Goodwill	630,875	630,884
Other Intangibles	123,072	132,046
Pension Assets	49	80,208
Investments in and Receivables from Affiliates	286,537	295,698
Other Assets	134,024	140,420
Property, Plant and Equipment
Land	56,258	56,273
Buildings	767,876	749,143
Equipment	1,435,630	1,393,128
Construction in progress	82,254	50,286
Property, Plant and Equipment, Gross	2,342,018	2,248,830
Less allowance for depreciation	(1,417,538)	(1,341,740)
Property, Plant and Equipment, Net	924,480	907,090
Total Assets	4,563,966	4,244,391
Current Liabilities
Accounts payable	385,877	390,171
Accrued expenses	49,792	40,539
Accrued workers compensation	33,543	32,218
Accrued marketing expenses	78,712	77,363
Employee related expenses	193,463	195,258
Taxes payable	4,864	8,137
Interest and dividends payable	40,049	34,500
Total Current Liabilities	786,300	778,186
Long-Term Debt - less current maturities	250,000	250,000
Pension and Post-Retirement Benefits	615,428	473,688
Other Long-Term Liabilities	87,313	82,701
Shareholders' Investment
Preferred stock, par value $.01 a share - authorized 160,000,000 shares; issued - none
Accumulated other comprehensive loss	(323,569)	(175,483)
Retained earnings	3,135,317	2,824,331
Hormel Foods Corporation Shareholders' Investment	2,819,455	2,656,582
Noncontrolling interest	5,470	3,234
Total Shareholders' Investment	2,824,925	2,659,816
Total Liabilities and Shareholders' Investment	4,563,966	4,244,391
Common stock, nonvoting
Shareholders' Investment
Common stock	0
Common stock
Shareholders' Investment
Common stock	$ 7,707	$ 7,734

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Oct. 28, 2012	Oct. 30, 2011
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 4,000	$ 4,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized shares	160,000,000	160,000,000
Preferred stock, issued shares	0	0
Common stock, nonvoting
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized shares	400,000,000	400,000,000
Common stock, issued shares	0	0
Common stock
Common stock, par value (in dollars per share)	$ 0.0293	$ 0.0293
Common stock, authorized shares	800,000,000	800,000,000
Common stock, issued shares	263,044,280	263,963,251

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Net sales	$ 8,230,670	$ 7,895,089	$ 7,220,719
Cost of products sold	6,898,819	6,560,976	5,981,977
Gross Profit	1,331,851	1,334,113	1,238,742
Selling, general and administrative	605,868	618,586	605,293
Equity in earnings of affiliates	38,691	26,757	13,126
Operating Income	764,674	742,284	646,575
Other income and expense:
Interest and investment income (loss)	6,520	(786)	4,565
Interest expense	(12,859)	(22,662)	(26,589)
Earnings Before Income Taxes	758,335	718,836	624,551
Provision for income taxes	253,374	239,640	224,775
Net Earnings	504,961	479,196	399,776
Less: Net earnings attributable to noncontrolling interest	4,911	5,001	4,189
Net Earnings Attributable to Hormel Foods Corporation	$ 500,050	$ 474,195	$ 395,587
Net Earnings Per Share:
Basic (in dollars per share)	$ 1.9	$ 1.78	$ 1.48
Diluted (in dollars per share)	$ 1.86	$ 1.74	$ 1.46
Weighted-Average Shares Outstanding:
Basic (in shares)	263,466	266,394	266,732
Diluted (in shares)	268,891	271,915	270,698

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Net earnings	$ 504,961	$ 479,196	$ 399,776
Other comprehensive (loss) income, net of tax:
Foreign currency translation	2,774	1,094	5,548
Pension and other benefits	(143,282)	3,060	(11,140)
Deferred hedging	(7,527)	(3,476)	33,372
Total Other Comprehensive (Loss) Income	(148,035)	678	27,780
Comprehensive Income	356,926	479,874	427,556
Less: Comprehensive income attributable to noncontrolling interest	4,962	5,252	4,269
Comprehensive Income Attributable to Hormel Foods Corporation	$ 351,964	$ 474,622	$ 423,287

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' INVESTMENT (EQUITY) (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Treasury Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest
Balance at Oct. 25, 2009	$ 2,124,321	$ 7,828			$ 2,318,390	$ (203,610)	$ 1,713
Balance (in shares) at Oct. 25, 2009		267,187
Increase (Decrease) in Stockholders' Equity
Net earnings	399,776				395,587		4,189
Other comprehensive (loss) income	27,780					27,700	80
Purchases of common stock	(69,574)		(69,574)
Purchases of common stock, shares			(3,407)
Stock-based compensation expense	14,402			14,402
Exercise of stock options/nonvested shares	21,764	65	(308)	22,007
Exercise of stock options/nonvested shares, shares		2,198	(15)
Shares retired		(100)	69,882	(36,409)	(33,373)
Shares retired, shares		(3,422)	3,422
Declared cash dividends - $.60, $ 0.51 and $0.42 per share for fiscal years 2012, 2011 and 2010	(111,830)				(111,830)
Balance at Oct. 31, 2010	2,406,639	7,793			2,568,774	(175,910)	5,982
Balance (in shares) at Oct. 31, 2010		265,963
Increase (Decrease) in Stockholders' Equity
Net earnings	479,196				474,195		5,001
Other comprehensive (loss) income	678					427	251
Purchases of common stock	(152,930)		(152,930)
Purchases of common stock, shares			(5,497)
Stock-based compensation expense	17,229			17,229
Exercise of stock options/nonvested shares	53,039	102	(163)	53,100
Exercise of stock options/nonvested shares, shares		3,503	(6)
Shares retired		(161)	153,093	(70,329)	(82,603)
Shares retired, shares		(5,503)	5,503
Distribution to noncontrolling interest	(8,000)						(8,000)
Declared cash dividends - $.60, $ 0.51 and $0.42 per share for fiscal years 2012, 2011 and 2010	(136,035)				(136,035)
Balance at Oct. 30, 2011	2,659,816	7,734			2,824,331	(175,483)	3,234
Balance (in shares) at Oct. 30, 2011		263,963
Increase (Decrease) in Stockholders' Equity
Net earnings	504,961				500,050		4,911
Other comprehensive (loss) income	(148,035)					(148,086)	51
Purchases of common stock	(61,366)		(61,366)
Purchases of common stock, shares			(2,142)
Stock-based compensation expense	16,710			16,710
Exercise of stock options/nonvested shares	13,317	36	(295)	13,576
Exercise of stock options/nonvested shares, shares		1,233	(10)
Shares retired		(63)	61,661	(30,286)	(31,312)
Shares retired, shares		(2,152)	2,152
Proceeds from noncontrolling interest	774						774
Distribution to noncontrolling interest	(3,500)						(3,500)
Declared cash dividends - $.60, $ 0.51 and $0.42 per share for fiscal years 2012, 2011 and 2010	(157,752)				(157,752)
Balance at Oct. 28, 2012	$ 2,824,925	$ 7,707			$ 3,135,317	$ (323,569)	$ 5,470
Balance (in shares) at Oct. 28, 2012		263,044

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' INVESTMENT (Parenthetical) (USD $)	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' INVESTMENT
Declared cash dividends (in dollars per share)	$ 0.6	$ 0.51	$ 0.42

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Operating Activities
Net earnings	$ 504,961	$ 479,196	$ 399,776
Adjustments to reconcile to net cash provided by operating activities:
Depreciation	110,519	114,689	115,059
Amortization of intangibles	8,975	9,476	10,532
Equity in earnings of affiliates, net of dividends	(1,583)	(22,726)	(13,126)
Provision for deferred income taxes	4,668	6,752	29,429
Gain on property/equipment sales and plant facilities	(170)	(632)	(394)
Non-cash investment activities	(3,514)	3,995	(1,760)
Stock-based compensation expense	16,710	17,229	14,402
Excess tax benefit from stock-based compensation	(8,847)	(15,205)	(10,298)
Other		486	7,595
Changes in operating assets and liabilities, net of acquisitions:
Increase in accounts receivable	(45,931)	(30,171)	(58,647)
Increase in inventories	(64,698)	(92,052)	(73,909)
Decrease in prepaid expenses and other current assets	7,194	10,513	39,289
(Decrease) increase in pension and post-retirement benefits	(10,019)	5,197	(35,265)
(Decrease) increase in accounts payable and accrued expenses	(484)	3,732	62,849
Net Cash Provided by Operating Activities	517,781	490,479	485,532
Investing Activities
Net purchase of trading securities		(20,000)	(50,000)
Acquisitions of businesses/intangibles	(168)	(7,207)	(28,104)
Purchases of property/equipment	(132,303)	(96,911)	(89,823)
Proceeds from sales of property/equipment	4,564	4,386	4,915
Decrease (increase) in investments, equity in affiliates, and other assets	21,143	(51,253)	(95,464)
Net Cash Used in Investing Activities	(106,764)	(170,985)	(258,476)
Financing Activities
Proceeds from Long-term debt, net		247,564
Principal payments on Long-term debt		(350,000)
Dividends paid on common stock	(152,204)	(129,975)	(109,374)
Share repurchase	(61,366)	(152,930)	(69,574)
Proceeds from exercise of stock options	14,700	53,780	22,884
Excess tax benefit from stock-based compensation	8,847	15,205	10,298
Distribution to noncontrolling interest	(3,500)	(8,000)
Proceeds from noncontrolling interest	774
Other		(1,146)
Net Cash Used in Financing Activities	(192,749)	(325,502)	(145,766)
Effect of exchange rate changes on cash	990	1,293	1,303
Increase (Decrease) in Cash and Cash Equivalents	219,258	(4,715)	82,593
Cash and cash equivalents at beginning of year	463,130	467,845	385,252
Cash and Cash Equivalents at End of Year	$ 682,388	$ 463,130	$ 467,845

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Oct. 28, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE A

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation: The consolidated financial statements include the accounts of Hormel Foods Corporation (the Company) and all of its majority-owned subsidiaries after elimination of intercompany accounts, transactions, and profits.

Reclassifications: Certain reclassifications of previously reported amounts have been made to conform to the current year presentation. The reclassifications had no impact on net earnings or operating cash flows as previously reported.

Stock Split: On November 22, 2010, the Company’s Board of Directors authorized a two-for-one split of the Company’s common stock, which was subsequently approved by shareholders at the Company’s Annual Meeting on January 31, 2011, and effected on February 1, 2011. The Company’s common stock was reclassified by reducing the par value from $.0586 per share to $.0293 per share and the number of authorized shares was increased from 400,000,000 to 800,000,000 shares, in order to effect a two-for-one stock split. The number of authorized shares of nonvoting common stock and preferred stock were also increased to 400,000,000 shares and 160,000,000 shares, respectively, with no change in the par value of those shares.

Unless otherwise noted, all prior year share amounts and per share calculations throughout this Annual Report have been restated to reflect the impact of this split, and to provide data on a comparable basis. Such restatements include calculations regarding the Company’s weighted-average shares, earnings per share, and dividends per share, as well as disclosures regarding the Company’s stock-based compensation plans and share repurchase activity.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fiscal Year: The Company’s fiscal year ends on the last Sunday in October. Fiscal years 2012 and 2011 consisted of 52 weeks, and fiscal year 2010 consisted of 53 weeks.

Cash and Cash Equivalents: The Company considers all investments with an original maturity of three months or less on their acquisition date to be cash equivalents. The Company’s cash equivalents as of October 28, 2012, and October 30, 2011, consisted entirely of money market funds rated AAA.

Fair Value Measurements: Pursuant to the provisions of Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820), the Company measures certain assets and liabilities at fair value or discloses the fair value of certain assets and liabilities recorded at cost in the consolidated financial statements. Fair value is calculated as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). ASC 820 establishes a fair value hierarchy which requires assets and liabilities measured at fair value to be categorized into one of three levels based on the inputs used in the valuation. The Company classifies assets and liabilities in their entirety based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1: Observable inputs based on quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable inputs, other than those included in Level 1, based on quoted prices for similar assets and liabilities in active markets, or quoted prices for identical assets and liabilities in inactive markets.

Level 3: Unobservable inputs that reflect an entity’s own assumptions about what inputs a market participant would use in pricing the asset or liability based on the best information available in the circumstances.

See additional discussion regarding the Company’s fair value measurements in Notes I, M, and N.

Investments: The Company maintains a rabbi trust to fund certain supplemental executive retirement plans and deferred income plans, which is included in other assets on the Consolidated Statements of Financial Position. The securities held by the trust are classified as trading securities. Therefore, unrealized gains and losses associated with these investments are included in the Company’s earnings. Securities held by the trust generated a gain of $4.3 million for the fiscal year ended October 28, 2012, a gain of $1.2 million for the fiscal year ended October 30, 2011, and a gain of $5.4 million for the fiscal year ended October 31, 2010. The Company has transitioned the majority of this portfolio to more fixed return investments to reduce the exposure to volatility in equity markets.

The Company also holds securities as part of an investment portfolio, which are classified as short-term marketable securities on the Consolidated Statements of Financial Position. These investments are also trading securities. Therefore, unrealized gains and losses are included in the Company’s earnings. The Company recorded a gain of $1.3 million related to these investments for the fiscal year ended October 28, 2012, compared to a gain of $0.5 million for the fiscal year ended October 30, 2011, and a gain of $0.6 million for the fiscal year ended October 31, 2010.

Inventories: Inventories are stated at the lower of cost or market. Cost is determined principally under the average cost method.

Property, Plant and Equipment: Property, plant and equipment are stated at cost. The Company uses the straight-line method in computing depreciation. The annual provisions for depreciation have been computed principally using the following ranges of asset lives: buildings 20 to 40 years, machinery and equipment 5 to 10 years.

Software development and implementation costs are expensed until the Company has determined that the software will result in probable future economic benefits, and management has committed to funding the project. Thereafter, all qualified external implementation costs, and purchased software costs, are capitalized and amortized using the straight-line method over the remaining estimated useful lives, not exceeding five years.

Goodwill and Other Intangibles: Goodwill and other intangible assets are originally recorded at their estimated fair values at date of acquisition, and are allocated to reporting units that will receive the related sales and income. The Company’s reporting units represent operating segments (aggregations of business units that have similar economic characteristics and share the same production facilities, raw materials, and labor force). Definite-lived intangible assets are amortized over their estimated useful lives and are evaluated for impairment annually, or more frequently if impairment indicators are present, using a process similar to that used to test long-lived assets for impairment. Goodwill and indefinite-lived intangible assets are tested annually for impairment, or more frequently if impairment indicators arise.

In conducting the annual impairment test for goodwill, the Company first performs a qualitative assessment to determine whether it is more likely than not (> 50% likelihood) that the fair value of any reporting unit is less than its carrying amount. If the Company concludes that this is the case, then a two-step quantitative test for goodwill impairment is performed for the appropriate reporting units. Otherwise, the Company concludes that no impairment is indicated and does not perform the two-step test.

In conducting the initial qualitative assessment, the Company analyzes actual and projected growth trends for net sales, gross margin, and segment profit for each reporting unit, as well as historical performance versus plan and the results of prior quantitative tests performed. Additionally, each reporting unit assesses critical areas that may impact their business, including macroeconomic conditions and the related impact, market related exposures, any plans to market all or a portion of their business, competitive changes, new or discontinued product lines, changes in key personnel, or any other potential risks to their projected financial results.

If required, the quantitative goodwill impairment test is a two-step process performed at the reporting unit level. First, the fair value of each reporting unit is compared to its corresponding carrying value, including goodwill. The fair value of each reporting unit is estimated using discounted cash flow valuations (Level 3), which incorporate assumptions regarding future growth rates, terminal values, and discount rates. The estimates and assumptions used consider historical performance and are consistent with the assumptions used in determining future profit plans for each reporting unit, which are approved by the Company’s Board of Directors. If the first step results in the carrying value exceeding the fair value of any reporting unit, then a second step must be completed in order to determine the amount of goodwill impairment that should be recorded. In the second step, the implied fair value of the reporting unit’s goodwill is determined by allocating the reporting unit’s fair value to all of its assets and liabilities other than goodwill in a manner similar to a purchase price allocation. The implied fair value of the goodwill that results from the application of this second step is then compared to the carrying amount of the goodwill and an impairment charge is recorded for the difference.

Based on the qualitative assessment conducted in fiscal 2012, performance of the quantitative two-step test was not required for any of the Company’s reporting units. No goodwill impairment charges were recorded in fiscal years 2012, 2011, or 2010.

The Company has not elected to utilize the qualitative assessment option available for testing its indefinite-lived intangible assets for impairment and therefore, the quantitative testing performed compares the fair value and carrying value of the intangible asset. The fair value of indefinite-lived intangible assets is primarily determined on the basis of estimated discounted value, using the relief from royalty method (Level 3), which incorporates assumptions regarding future sales projections and discount rates. If the carrying value exceeds fair value, the indefinite-lived intangible asset is considered impaired and an impairment charge is recorded for the difference. No material impairment charges were recorded for indefinite-lived intangible assets for fiscal years 2012, 2011, or 2010.

Impairment of Long-lived Assets: The Company reviews long-lived assets and definite-lived intangible assets for impairment annually, or more frequently when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If impairment indicators are present and the estimated future undiscounted cash flows are less than the carrying value of the assets and any related goodwill, the carrying value is reduced to the estimated fair value. During the second quarter of fiscal 2010, the Company made the decision to close its Valley Fresh plant in Turlock, California. The facilities in that location were evaluated during that process and the Company recorded a pretax charge of $6.6 million to reduce the property, plant and equipment to its estimated fair value. No other material write-downs were recorded in fiscal years 2012, 2011, or 2010.

Contingent Liabilities: The Company may be subject to investigations, legal proceedings, or claims related to the on-going operation of its business, including claims both by and against the Company. Such proceedings typically involve claims related to product liability, contract disputes, wage and hour laws, employment practices, or other actions brought by employees, consumers, competitors, or suppliers. The Company establishes accruals for its potential exposure, as appropriate, for claims against the Company when losses become probable and reasonably estimable. Where the Company is able to reasonably estimate a range of potential losses, the Company records the amount within that range that constitutes the Company’s best estimate. The Company also discloses the nature of and range of loss for claims against the Company when losses are reasonably possible and material.

Foreign Currency Translation: Assets and liabilities denominated in foreign currency are translated at the current exchange rate as of the statement of financial position date, and amounts in the statement of operations are translated at the average monthly exchange rate. Translation adjustments resulting from fluctuations in exchange rates are recorded as a component of accumulated other comprehensive loss in shareholders’ investment.

When calculating foreign currency translation, the Company deemed its foreign investments to be permanent in nature and has not provided for taxes on currency translation adjustments arising from converting the investment in a foreign currency to U.S. dollars.

Derivatives and Hedging Activity: The Company uses commodity and currency positions to manage its exposure to price fluctuations in those markets. The contracts are recorded at fair value on the Consolidated Statements of Financial Position within other current assets or accounts payable. Additional information on hedging activities is presented in Note M.

Equity Method Investments: The Company has a number of investments in joint ventures where its voting interests are in excess of 20 percent but not greater than 50 percent, and for which there are no other indicators of control. The Company accounts for such investments under the equity method of accounting, and its underlying share of each investee’s equity is reported in the Consolidated Statements of Financial Position as part of investments in and receivables from affiliates.

The Company regularly monitors and evaluates the fair value of our equity investments. If events and circumstances indicate that a decline in the fair value of these assets has occurred and is other than temporary, the Company will record a charge in equity in earnings of affiliates in the Consolidated Statements of Operations. The Company’s equity investments do not have a readily determinable fair value as none of them are publicly traded. The fair values of the Company’s private equity investments are determined by discounting the estimated future cash flows of each entity. These cash flow estimates include assumptions on growth rates and future currency exchange rates (Level 3). The Company did not record an impairment charge on any of its equity investments in fiscal years 2012, 2011, or 2010.

See additional discussion regarding the Company’s equity method investments in Note G.

Revenue Recognition: The Company recognizes sales when title passes upon delivery of its products to customers, net of applicable provisions for discounts, returns, and allowances. Products are delivered upon receipt of customer purchase orders with acceptable terms, including price and collectability that is reasonably assured.

The Company offers various sales incentives to customers and consumers. Incentives that are offered off-invoice include prompt pay allowances, will call allowances, spoilage allowances, and temporary price reductions. These incentives are recognized as reduction of revenue at the time title passes. Coupons are used as an incentive for consumers to purchase various products. The coupons reduce revenues at the time they are offered, based on estimated redemption rates. Promotional contracts are performed by customers to promote the Company’s products to the consumers. These incentives reduce revenues at the time of performance through direct payments and accrued promotional funds. Accrued promotional funds are unpaid liabilities for promotional contracts in process or completed at the end of a quarter or fiscal year. Promotional contract accruals are based on a review of the unpaid outstanding contracts on which performance has taken place. Estimates used to determine the revenue reduction include the level of customer performance and the historical spend rate versus contracted rates.

Allowance for Doubtful Accounts: The Company estimates the allowance for doubtful accounts based on a combination of factors, including the age of its accounts receivable balances, customer history, collection experience, and current market factors. Additionally, a specific reserve may be established if the Company becomes aware of a customer’s inability to meet its financial obligations.

Advertising Expenses: Advertising costs are expensed when incurred. Advertising expenses include all media advertising but exclude the costs associated with samples, demonstrations, and market research. Advertising costs for fiscal years 2012, 2011, and 2010 were $103.4 million, $115.3 million, and $112.3 million, respectively.

Shipping and Handling Costs: The Company’s shipping and handling expenses are included in cost of products sold.

Research and Development Expenses: Research and development costs are expensed as incurred and are included in selling, general and administrative expenses. Research and development expenses incurred for fiscal years 2012, 2011, and 2010 were $29.8 million, $29.4 million, and $27.6 million, respectively.

Income Taxes: The Company records income taxes in accordance with the liability method of accounting. Deferred taxes are recognized for the estimated taxes ultimately payable or recoverable based on enacted tax law. Changes in enacted tax rates are reflected in the tax provision as they occur.

In accordance with ASC 740, Income Taxes, the Company recognizes a tax position in its financial statements when it is more likely than not that the position will be sustained upon examination based on the technical merits of the position. That position is then measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

Employee Stock Options: The Company records stock-based compensation expense in accordance with ASC 718, Compensation — Stock Compensation. For options subject to graded vesting, the Company recognizes stock-based compensation expense ratably over the shorter of the vesting period or requisite service period. Stock-based compensation expense for grants made to retirement-eligible employees is recognized on the date of grant.

Share Repurchases: On October 2, 2002, the Company announced that its Board of Directors had authorized the Company to repurchase up to 10.0 million shares of common stock with no expiration date. On a pre-split basis, the Company purchased 1.1 million shares at an average price of $39.78 during fiscal 2010 under this authorization, which fully depleted that program.

On May 26, 2010, the Company announced that its Board of Directors had authorized the Company to repurchase an additional 5.0 million shares of common stock with no expiration date. On a pre-split basis, the Company purchased 0.6 million shares at an average price of $42.86 during fiscal 2010 under this new authorization.

On November 22, 2010, the Board of Directors also authorized a two-for-one stock split of the Company’s common stock. As part of the Board’s approval of that stock split, the number of shares remaining to be repurchased was adjusted proportionately. On a post-split basis, 2.1 million shares at an average price of $28.65 were purchased during fiscal 2012, and 5.5 million shares at an average price of $27.82 were purchased during fiscal 2011, under the current authorization in place.

Supplemental Statement of Operations Information: Net earnings for the fiscal year ended October 31, 2010, include two non-recurring charges recorded by the Company. During the second quarter of fiscal 2010, the Company made the decision to close its Valley Fresh plant in Turlock, California. Valley Fresh® canned meats were produced at this facility. A write-down of fixed assets and the recording of employee related costs resulted in a charge of $6.3 million after tax ($0.02 per diluted share). Health care laws enacted in fiscal 2010 also required the Company to reduce the value of its deferred tax assets as a result of a change to the tax treatment of Medicare Part D subsidies. As a result, the Company recorded a charge of $7.1 million ($0.03 per diluted share) to income tax expense during the second quarter, primarily related to these new health care laws.

Supplemental Cash Flow Information: Non-cash investment activities presented on the Consolidated Statements of Cash Flows generally consist of unrealized gains or losses on the Company’s rabbi trust and other investments, amortization of affordable housing investments, and amortization of bond financing costs. The noted investments are included in other assets or short-term marketable securities on the Consolidated Statements of Financial Position. Changes in the value of these investments are included in the Company’s net earnings and are presented in the Consolidated Statements of Operations as either interest and investment income or interest expense, as appropriate.

Accounting Changes and Recent Accounting Pronouncements: In July 2012, the Financial Accounting Standards Board (FASB) updated the guidance within ASC 350, Intangibles — Goodwill and Other. The update gives companies the option to first perform a qualitative assessment to determine whether it is more likely than not (> 50% likelihood) that an indefinite-lived intangible asset is impaired. If a company concludes that this is the case, then a quantitative test for impairment must still be performed. Otherwise, a company does not need to perform a quantitative test. An entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. The updated guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted if a company’s financial statements have not yet been issued. As allowed, the Company early adopted the new provisions of this accounting standard for its annual indefinite-lived intangible asset test performed for fiscal 2012, but elected to continue testing these assets using a quantitative analysis. The testing procedures and results are described under Goodwill and Other Intangibles on page 39.

In December 2011, the FASB updated the guidance within ASC 210, Balance Sheet. The update enhances disclosures related to the offsetting of certain assets and liabilities to enable users of financial statements to understand the effect of those arrangements on financial position. The updated guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company will adopt the new provisions of this accounting standard at the beginning of fiscal year 2014, and adoption is not expected to have a material impact on the consolidated financial statements.

In June 2011, the FASB updated the guidance within ASC 220, Comprehensive Income. The update eliminates the option for companies to report other comprehensive income and its related components in the Statement of Changes in Stockholders’ Equity. Instead, companies have the option to present total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous Statement of Comprehensive Income or in two separate but consecutive statements. The updated guidance is to be applied retrospectively, and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company early adopted the new provisions of this accounting standard during the fourth quarter of fiscal 2012, and adoption did not have a material impact on the consolidated financial statements, as it relates to presentation only.

In May 2011, the FASB updated the guidance within ASC 820, Fair Value Measurements and Disclosures. The update amended and clarified current fair value measurement guidance, and required additional disclosures. The most significant disclosure requirement relates to quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. The updated guidance is effective for interim and annual periods beginning after December 15, 2011, and early adoption was not permitted. Accordingly, the Company adopted the new provisions of this accounting standard in the second quarter of fiscal 2012, and adoption did not have a material impact on the consolidated financial statements.

ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Oct. 28, 2012
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS

NOTE B

ACCUMULATED OTHER COMPREHENSIVE LOSS

Components of accumulated other comprehensive loss are as follows:

(in thousands)	Foreign Currency Translation	Pension & Other Benefits	Deferred Gain (Loss) – Hedging	Accumulated Other Comprehensive Loss
Balance at October 25, 2009	$ 3,381	$ (194,103)	$(12,888)	$ (203,610)
Unrecognized gains (losses):
Gross	5,468	(38,490)	23,511	(9,511)
Tax effect	–	13,555	(9,011)	4,544
Reclassification into net earnings:
Gross	–	22,244	28,672	50,916
Tax effect	–	(8,449)	(9,800)	(18,249)
Net of tax amount	5,468	(11,140)	33,372	27,700
Balance at October 31, 2010	$ 8,849	$ (205,243)	$ 20,484	$ (175,910)
Unrecognized gains (losses):
Gross	843	(15,115)	39,480	25,208
Tax effect	–	5,534	(14,895)	(9,361)
Reclassification into net earnings:
Gross	–	20,363	(45,103)	(24,740)
Tax effect	–	(7,722)	17,042	9,320
Net of tax amount	843	3,060	(3,476)	427
Balance at October 30, 2011	$ 9,692	$ (202,183)	$ 17,008	$ (175,483)
Unrecognized gains (losses):
Gross	2,723	(248,434)	10,261	(235,450)
Tax effect	–	93,580	(3,888)	89,692
Reclassification into net earnings:
Gross	–	18,609	(22,319)	(3,710)
Tax effect	–	(7,037)	8,419	1,382
Net of tax amount	2,723	(143,282)	(7,527)	(148,086)
Balance at October 28, 2012	$12,415	$(345,465)	$ 9,481	$(323,569)

EARNINGS PER SHARE DATA	12 Months Ended
Oct. 28, 2012
EARNINGS PER SHARE DATA
EARNINGS PER SHARE DATA

NOTE C

EARNINGS PER SHARE DATA

The reported net earnings attributable to the Company were used when computing basic and diluted earnings per share for all years presented. A reconciliation of the shares used in the computation is as follows:

(in thousands)	2012	2011	2010
Basic weighted-average shares outstanding	263,466	266,394	266,732
Dilutive potential common shares	5,425	5,521	3,966
Diluted weighted-average shares outstanding	268,891	271,915	270,698

For fiscal years 2012, 2011, and 2010, a total of 2.2 million, 0.7 million, and 3.6 million weighted-average outstanding stock options, respectively, were not included in the computation of dilutive potential common shares since their inclusion would have had an antidilutive effect on earnings per share.

ACQUISITIONS	12 Months Ended
Oct. 28, 2012
ACQUISITIONS
ACQUISITIONS

NOTE D

ACQUISITIONS

Effective February 1, 2010, the Company completed the acquisition of the Country Crock® chilled side dish business from Unilever United States Inc. This line of microwaveable, refrigerated side dishes complements the Company’s Hormel® refrigerated entrées and Lloyd’s® barbeque product lines within the Refrigerated Foods segment. Country Crock® remains a registered trademark of the Unilever Group of Companies and is being used under license.

Operating results for this product line are included in the Company’s Consolidated Statements of Operations from the date of acquisition. Pro forma results of operations are not presented, as the acquisition was not material to the consolidated Company.

INVENTORIES	12 Months Ended
Oct. 28, 2012
INVENTORIES
INVENTORIES

NOTE E

INVENTORIES

Principal components of inventories are:

(in thousands)	October 28, 2012	October 30, 2011
Finished products	$494,298	$463,491
Raw materials and work-in-process	267,877	251,324
Materials and supplies	188,346	171,008
Total	$950,521	$885,823

GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Oct. 28, 2012
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

NOTE F

GOODWILL AND INTANGIBLE ASSETS

The changes in the carrying amount of goodwill for the fiscal years ended October 28, 2012, and October 30, 2011, are presented in the table below.

(in thousands)	Grocery Products	Refrigerated Foods	JOTS	Specialty Foods	All Other	Total
Balance as of October 31, 2010	$123,316	$94,791	$203,214	$207,028	$674	$629,023
Goodwill acquired	–	1,861	–	–	–	1,861
Balance as of October 30, 2011	$123,316	$96,652	$203,214	$207,028	$674	$630,884
Goodwill acquired	–	(9)	–	–	–	(9)
Balance as of October 28, 2012	$123,316	$96,643	$203,214	$207,028	$674	$630,875

The gross carrying amount and accumulated amortization for definite-lived intangible assets are presented in the table below.

	October 28, 2012			October 30, 2011
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Weighted- Avg Life (in Years)	Gross Carrying Amount	Accumulated Amortization	Weighted- Avg Life (in Years)
Customer lists/relationships	$22,148	$(14,684)	10.9	$22,378	$(12,556)	10.9
Proprietary software & technology	22,000	(17,319)	9.3	22,000	(14,822)	9.3
Formulas & recipes	17,854	(11,686)	8.8	18,354	(10,047)	8.8
Distribution network	4,120	(3,783)	10.0	4,120	(3,371)	10.0
Other intangibles	9,466	(6,903)	7.0	14,030	(10,105)	6.3
Total	$75,588	$(54,375)	9.4	$80,882	$(50,901)	9.1

Amortization expense for the fiscal years ended October 28, 2012, October 30, 2011, and October 31, 2010, was $9.0 million, $9.5 million, and $10.5 million, respectively.

Estimated annual amortization expense (in thousands) for the five fiscal years after October 28, 2012, is as follows:

2013	$7,768
2014	6,372
2015	3,192
2016	1,023
2017	636

The carrying amounts for indefinite-lived intangible assets are as follows.

(in thousands)	October 28, 2012	October 30, 2011
Brand/tradename/trademarks	$ 93,875	$ 94,081
Other intangibles	7,984	7,984
Total	$101,859	$102,065

During the fourth quarter of fiscal years 2012 and 2011, the Company completed the required annual impairment tests of indefinite-lived intangible assets and goodwill, with no material impairment indicated. Useful lives of intangible assets were also reviewed during this process, with no material changes identified.

INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES	12 Months Ended
Oct. 28, 2012
INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES
INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES

NOTE G

INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES

The Company accounts for its majority-owned operations under the consolidation method. Investments in which the Company owns a minority interest, and for which there are no other indicators of control, are accounted for under the equity or cost method. These investments, along with any related receivables from affiliates, are included in the Consolidated Statements of Financial Position as investments in and receivables from affiliates.

Investments in and receivables from affiliates consists of the following:

			October 28,	October 30,
(in thousands)	Segment	% Owned	2012	2011
MegaMex Foods, LLC	Grocery Products	50%	$205,315	$205,523
Foreign Joint Ventures	All Other	Various (26-50%)	81,222	90,103
Other	Various	Various	–	72
Total			$286,537	$295,698

Equity in earnings of affiliates consists of the following:

(in thousands)	Segment	2012	2011	2010
MegaMex Foods, LLC	Grocery Products	$35,762	$24,532	$11,996
Foreign Joint Ventures	All Other	2,929	3,423	3,686
Other	Various	–	(1,198)	(2,556)
Total		$38,691	$26,757	$13,126

MegaMex Foods, LLC

On October 26, 2009, the Company completed the formation of MegaMex Foods, LLC (MegaMex), a 50/50 joint venture formed by the Company and Herdez Del Fuerte, S.A. de C.V. to market Mexican foods in the United States. On October 6, 2010, MegaMex acquired 100 percent of the stock of Don Miguel Foods Corp. (Don Miguel). Don Miguel is a leading provider of branded frozen and fresh authentic Mexican appetizers, snacks, and handheld items. On August 22, 2011, MegaMex acquired 100 percent of Fresherized Foods, which produces Wholly Guacamole® and Wholly Salsa® products.

The Company recognized a basis difference of $21.3 million associated with the formation of MegaMex, which is being amortized through equity in earnings of affiliates.

LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS	12 Months Ended
Oct. 28, 2012
LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS
LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS

NOTE H

LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS

Long-term debt consists of:

(in thousands)	October 28, 2012	October 30, 2011
Senior unsecured notes, with interest at 4.125%, interest due semi-annually through April 2021 maturity date	$250,000	$250,000
Less current maturities	–	–
Total	$250,000	$250,000

The Company has a $300.0 million revolving line of credit which bears interest at a variable rate based on LIBOR. As of October 28, 2012, and October 30, 2011, the Company had not drawn from this line of credit. A fixed fee is paid for the availability of this credit line. On November 22, 2011, the Company amended the terms and conditions for this line of credit and extended the maturity date to November 2016.

The Company is required by certain covenants in its debt agreements to maintain specified levels of financial ratios and financial position. At the end of the current fiscal year, the Company was in compliance with all of these covenants.

Total interest paid during fiscal 2012, 2011, and 2010 was $12.9 million, $31.7 million, and $26.5 million, respectively.

PENSION AND OTHER POST-RETIREMENT BENEFITS	12 Months Ended
Oct. 28, 2012
PENSION AND OTHER POST-RETIREMENT BENEFITS
PENSION AND OTHER POST-RETIREMENT BENEFITS

NOTE I

PENSION AND OTHER POST-RETIREMENT BENEFITS

The Company has several defined benefit plans and defined contribution plans covering most employees. Total costs associated with the Company’s defined contribution benefit plans in 2012, 2011, and 2010 were $27.8 million, $27.1 million, and $26.6 million, respectively. Benefits for defined benefit pension plans covering hourly employees are provided based on stated amounts for each year of service, while plan benefits covering salaried employees are based on final average compensation. The Company’s funding policy is to make annual contributions of not less than the minimum required by applicable regulations. Actuarial gains and losses and any adjustments resulting from plan amendments are deferred and amortized to expense over periods ranging from 8-23 years.

Certain groups of employees are eligible for post-retirement health or welfare benefits. Benefits for retired employees vary for each group depending on respective retirement dates and applicable plan coverage in effect. Contribution requirements for retired employees are governed by the Retiree Health Care Payment Program and may change each year as the cost to provide coverage is determined. Eligible employees hired after January 1, 1990, may receive post-retirement medical coverage but must pay the full cost of the coverage. On October 17, 2012, the plan was amended, effective April 1, 2013, to terminate coverage for certain nonunion retirees who retired on or after August 1, 2002, and who are or will be Medicare eligible. If the cost of the nonunion retiree coverage is currently subsidized by the Company for the affected retirees, credits will be established in a health reimbursement account to help reimburse the retiree for the cost of purchasing coverage in the individual market. Actuarial gains and losses and any adjustments resulting from plan amendments are deferred and amortized to expense over periods ranging from 6-19 years.

Several changes were enacted that affected the Company’s defined benefit pension plans at the 2011 measurement date. The defined benefit pension plan covering collectively bargained employees was amended as a result of labor negotiations, causing an increase in the benefit obligation. The benefit obligation for the other defined benefit plans was reduced as a result of a change in the pension formula effective January 1, 2017. The amended formula remains a defined benefit formula, but will base the accrued benefit credit on age and service and define the benefit as a lump sum. Effective October 31, 2016, the 401k match for these participants will be increased.

Net periodic cost of defined benefit plans included the following:

	Pension Benefits			Post-retirement Benefits
(in thousands)	2012	2011	2010	2012	2011	2010
Service cost	$ 23,425	$ 24,206	$ 21,998	$ 2,272	$ 2,219	$ 2,477
Interest cost	49,135	50,282	48,305	17,910	18,891	20,703
Expected return on plan assets	(68,511)	(62,989)	(55,128)	–	–	–
Amortization of prior service cost	(5,079)	(607)	(607)	3,561	4,341	4,341
Recognized actuarial loss (gain)	20,130	16,633	16,133	(3)	(4)	2,377
Settlement charges	–	–	1,192	–	–	–
Curtailment charge	–	–	131	–	–	–
Special termination cost	–	–	386	–	–	109
Net periodic cost	$ 19,100	$ 27,525	$ 32,410	$ 23,740	$ 25,447	$ 30,007

Included in accumulated other comprehensive loss for pension benefits at October 28, 2012, and October 30, 2011, are the following amounts that have not yet been recognized in net periodic pension cost: unrecognized prior service credit of $47.4 million and unrecognized actuarial losses of $521.4 million, and unrecognized prior service credit of $52.5 million and unrecognized actuarial losses of $334.0 million, respectively. The prior service credit and actuarial loss included in accumulated other comprehensive loss and expected to be recognized in net periodic pension cost during the fiscal year ending October 27, 2013, are $5.1 million and $34.0 million, respectively.

Included in accumulated other comprehensive loss for post-retirement benefits at October 28, 2012, and October 30, 2011, are the following amounts that have not yet been recognized in net periodic post-retirement benefit cost: unrecognized prior service credit of $6.8 million and unrecognized actuarial losses of $88.3 million, and unrecognized prior service costs of $19.0 million and unrecognized actuarial losses of $25.2 million, respectively. The prior service credit and actuarial loss included in accumulated other comprehensive loss and expected to be recognized in net periodic post-retirement benefit cost during the fiscal year ending October 27, 2013, are $1.3 million and $7.7 million, respectively.

The following is a reconciliation of the beginning and ending balances of the benefit obligation, the fair value of plan assets, and the funded status of the plans as of the October 28, 2012 and the October 30, 2011 measurement dates:

	Pension Benefits		Post-retirement Benefits
(in thousands)	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$ 942,626	$878,630	$351,134	$346,707
Service cost	23,425	24,206	2,272	2,219
Interest cost	49,135	50,282	17,910	18,891
Plan amendments	–	(51,283)	(22,262)	(2,082)
Actuarial loss	222,541	84,958	63,177	7,276
Benefits paid	(45,358)	(44,167)	(22,719)	(21,877)
Benefit obligation at end of year	$1,192,369	$942,626	$389,512	$351,134

The post-retirement benefits paid are net of Medicare Part D subsidy receipts of $2.3 million and $2.8 million for fiscal 2012 and 2011, respectively.

	Pension Benefits		Post-retirement Benefits
(in thousands)	2012	2011	2012	2011
Change in plan assets:
Fair value of plan assets at beginning of year	$ 870,923	$802,449	$ –	$ –
Actual return on plan assets	83,533	86,748	–	–
Employee contributions	–	–	2,495	2,749
Employer contributions	30,132	25,893	25,054	26,120
Benefits paid	(45,358)	(44,167)	(27,549)	(28,869)
Fair value of plan assets at end of year	$ 939,230	$870,923	$ –	$ –
Funded status at end of year	$(253,139)	$ (71,703)	$(389,512)	$(351,134)

Amounts recognized in the Consolidated Statements of Financial Position as of October 28, 2012, and October 30, 2011, are as follows:

	Pension Benefits		Post-retirement Benefits
(in thousands)	2012	2011	2012	2011
Pension assets	$ 49	$ 80,208	$ –	$ –
Employee related expenses	(3,650)	(2,924)	(23,622)	(26,433)
Pension and post-retirement benefits	(249,538)	(148,987)	(365,890)	(324,701)
Net amount recognized	$(253,139)	$ (71,703)	$(389,512)	$(351,134)

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets were $475.3 million, $457.6 million, and $263.0 million, respectively, as of October 28, 2012, and $151.9 million, $133.2 million, and $0.0 million, respectively, as of October 30, 2011.

Weighted-average assumptions used to determine benefit obligations are as follows:

	2012	2011
Discount rate Rate of future compensation increase (for plans that base benefits on final compensation level)	4.05% 3.97%	5.33% 3.93%

Weighted-average assumptions used to determine net periodic benefit costs are as follows:

	2012	2011	2010
Discount rate	5.33%	5.82%	6.28%
Rate of future compensation increase (for plans that base benefits on final compensation level)	3.93%	4.03%	4.08%
Expected long-term return on plan assets	8.00%	8.00%	8.25%

The expected long-term rate of return on plan assets is developed in consultation with outside advisors. A range is determined based on the composition of the asset portfolio, historical long-term rates of return, and estimates of future performance.

For measurement purposes, an 8.0% annual rate of increase in the per capita cost of covered health care benefits for pre- Medicare and post-Medicare retirees’ coverage is assumed for 2013. The pre-Medicare and post-Medicare rate is assumed to decrease to 5.0% for 2018, and remain at that level thereafter.

The assumed discount rate, expected long-term rate of return on plan assets, rate of future compensation increase, and health care cost trend rate have a significant impact on the amounts reported for the benefit plans. A one-percentage-point change in these rates would have the following effects:

	1-Percentage-Point
	Expense		Benefit Obligation
(in thousands)	Increase	Decrease	Increase	Decrease
Pension Benefits:
Discount rate	$(14,912)	$50,956	$(157,002)	$198,266
Expected long-term rate of return on plan assets	$(9,259)	$9,259	$–	$–
Rate of future compensation increase	$1,938	$(1,881)	$10,936	$(10,673)
Post-retirement Benefits:
Discount rate	$(4,679)	$4,926	$(42,103)	$48,451
Health care cost trend rate	$1,861	$(1,662)	$34,017	$(29,805)

The actual and target weighted-average asset allocations for the Company’s pension plan assets as of the plan measurement date are as follows:

	2012		2011
Asset Category	Actual	Target Range	Actual	Target Range
Large Capitalization Equity	29.4%	20-35%	22.1%	20-35%
Hormel Foods Corporation Stock	5.2%	0-10%	5.7%	0-10%
Small Capitalization Equity	5.7%	5-15%	11.9%	5-15%
International Equity	19.7%	15-25%	18.1%	15-25%
Private Equity	3.6%	0-15%	2.5%	0-15%
Total Equity Securities	63.6%	55-75%	60.3%	55-75%
Fixed Income	35.0%	25-45%	38.3%	25-45%
Cash and Cash Equivalents	1.4%	–	1.4%	–

Target allocations are established in consultation with outside advisors through the use of asset-liability modeling to attempt to match the duration of the plan assets with the duration of the Company’s projected benefit liability. The asset allocation strategy attempts to minimize the long-term cost of pension benefits, reduce the volatility of pension expense, and achieve a healthy funded status for the plans.

As of the 2012 measurement date, plan assets included 1.7 million shares of common stock of the Company having a market value of $48.9 million. Dividends paid during the year on shares held by the plan were $1.0 million. In 2011, plan assets included 1.7 million shares of common stock of the Company having a market value of $49.7 million. In 2011, the Company issued 1.1 million shares to the plan pursuant to the stock split, and the plan sold 1.1 million shares.

The Company made discretionary contributions of $27.3 million and $23.6 million to the Company’s defined benefit plans in 2012 and 2011, respectively. Based on the October 28, 2012 measurement date, the Company anticipates making required contributions of $27.0 million to fund the pension plans during fiscal year 2013. The Company also expects to make contributions of $27.8 million during 2013 that represent benefit payments for unfunded plans.

Benefits expected to be paid over the next ten fiscal years are as follows:

(in thousands)	Pension Benefits	Post- retirement Benefits
2013	$ 46,534	$ 21,514
2014	47,757	21,480
2015	49,902	21,672
2016	52,489	21,826
2017	55,404	21,788
2018 – 2022	323,016	106,196

Post-retirement benefits are net of expected federal subsidy receipts related to prescription drug benefits granted under the Medicare Prescription Drug, Improvement and Modernization Act of 2003, which are estimated to be $2.8 million per year through 2022.

The fair values of the defined benefit pension plan investments as of October 28, 2012 and October 30, 2011, by asset category and fair value hierarchy level, are as follows:

	Fair Value Measurements at October 28, 2012
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at Fair Value:
Cash equivalents(1)	$ 13,544	$ 13,544	$ -	$ -
Large Capitalization Equity(2)
Domestic	$298,375	$181,994	$116,381	$ -
Foreign	26,503	26,503	-	-
Total Large Capitalization Equity	$324,878	$208,497	$116,381	$ -
Small Capitalization Equity(3)
Domestic	$ 47,883	$ 47,883	$ -	$ -
Foreign	5,456	5,456	-	-
Total Small Capitalization Equity	$ 53,339	$ 53,339	$ -	$ -
International Equity(4)
Mutual fund	$ 50,317	$ -	$ 50,317	$ -
Collective trust	134,926	-	134,926	-
Total International Equity	$185,243	$ -	$185,243	$ -
Private Equity(5)
Domestic	$ 26,785	$ -	$ -	$26,785
International	6,883	-	-	6,883
Total Private Equity	$ 33,668	$ -	$ -	$33,668
Total Equity	$597,128	$261,836	$301,624	$33,668
Fixed Income(6)
US government issues	$122,207	$ 94,346	$ 27,861	$ -
Municipal issues	18,294	-	18,294	-
Corporate issues - domestic	166,029	-	166,029	-
Corporate issues - foreign	22,028	-	22,028	-
Total Fixed Income	$328,558	$ 94,346	$234,212	$ -
Total Investments at Fair Value	$939,230	$369,726	$535,836	$33,668

	Fair Value Measurements at October 30, 2011
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at Fair Value:
Cash equivalents(1)	$ 11,732	$ 11,732	$ -	$ -
Large Capitalization Equity(2)
Domestic	$215,924	$191,158	$ 24,766	$ -
Foreign	26,103	26,103	-	-
Total Large Capitalization Equity	$242,027	$217,261	$ 24,766	$ -
Small Capitalization Equity(3)
Domestic	$ 92,083	$ 92,083	$ -	$ -
Foreign	11,585	11,585	-	-
Total Small Capitalization Equity	$103,668	$103,668	$ -	$ -
International Equity(4)
Mutual fund	$ 38,757	$ -	$ 38,757	$ -
Collective trust	119,239	-	119,239	-
Total International Equity	$157,996	$ -	$157,996	$ -
Private Equity(5)
Domestic	$ 18,794	$ -	$ -	$18,794
International	3,053	-	-	3,053
Total Private Equity	$ 21,847	$ -	$ -	$21,847
Total Equity	$525,538	$320,929	$182,762	$21,847
Fixed Income(6)
US government issues	$118,863	$ 93,301	$ 25,562	$ -
Municipal issues	18,463		18,463	-
Corporate issues - domestic	165,778		165,778	-
Corporate issues - foreign	30,549		30,549	-
Total Fixed Income	$333,653	$ 93,301	$240,352	$ -
Total Investments at Fair Value	$870,923	$425,962	$423,114	$21,847

The following is a description of the valuation methodologies used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy:

(1)   Cash Equivalents: These Level 1 investments consist primarily of money market mutual funds that are highly liquid and traded in active markets.

(2)   Large Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investment includes a mutual fund consisting of a mix of U.S. common stocks that is valued at the publicly available net asset value (NAV) of shares held by the pension plans at year end.

(3)   Small Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded.

(4)   International Equity: These Level 2 investments include a mix of collective investment funds and mutual funds. The mutual funds are valued at the publicly available NAV of shares held by the pension plans at year end. The value of the collective investment funds is based on the fair value of the underlying investments and the NAV can be calculated for these funds.

(5)   Private Equity: These Level 3 investments consist of various collective investment funds, which are managed by a third party, that invest in a well diversified portfolio of equity investments from top performing, high quality firms that focus on U.S. and foreign small to mid markets; venture capitalists; and entrepreneurs with a concentration in areas of innovation. Investment strategies include buyouts, growth capital, buildups, and distressed; investment strategies also include early stages of company development mainly in the U.S. The fair value of the units for these investments is based on the fair value of the underlying investments, and the NAV can be calculated for these funds.

(6)   Fixed Income: The Level 1 investments include U.S. Treasury bonds and notes, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investments consist principally of U.S. government securities, which are valued daily using institutional bond quote sources and mortgage-backed securities pricing sources; municipal, domestic, and foreign securities, which are valued daily using institutional bond quote sources; and mutual funds invested in long-duration corporate bonds that are valued at the publicly available NAV of shares held by the pension plans at year-end.

We have corrected the presentation of certain fixed income securities in the fair value hierarchy as of October 30, 2011. The revised presentation changed the classification of $187.3 million of fixed income securities from Level 1 to Level 2, based on the use of quoted prices for similar assets.

A reconciliation of the beginning and ending balance of the investments measured at fair value using significant unobservable inputs (Level 3) is as follows:

(in thousands)	2012	2011
Beginning Balance	$21,847	$ 9,331
Purchases, issuances, and settlements (net)	9,316	9,886
Unrealized gains	478	2,633
Realized gains (losses)	1,812	(3)
Interest and dividend income	215	-
Ending Balance	$33,668	$21,847

The Company has commitments totaling $85.0 million for the private equity investments within the pension plans, of which $53.2 million and $66.0 million remain unfunded at fiscal year end 2012 and 2011, respectively. These commitments include $34.5 million and $18.7 million for domestic and foreign equity investments, respectively, for fiscal year end 2012 compared to the $43.2 million and $22.8 million for domestic and foreign equity investments, respectively, for fiscal year end 2011. Funding for future private equity capital calls will come from existing pension plan asset investments and not from additional cash contributions into the Company’s pension plans.

INCOME TAXES	12 Months Ended
Oct. 28, 2012
INCOME TAXES
INCOME TAXES

NOTE J

INCOME TAXES

The components of the provision for income taxes are as follows:

(in thousands)	2012	2011	2010
Current:
U.S. Federal	$216,620	$202,084	$170,326
State	26,303	26,978	22,896
Foreign	5,783	3,826	2,124
Total current	248,706	232,888	195,346
Deferred:
U.S. Federal	4,443	6,358	27,009
State	225	394	2,420
Total deferred	4,668	6,752	29,429
Total provision for income taxes	$253,374	$239,640	$224,775

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company believes that, based upon its lengthy and consistent history of profitable operations, it is more likely than not that the net deferred tax assets of $212.8 million will be realized on future tax returns, primarily from the generation of future taxable income. Significant components of the deferred income tax liabilities and assets are as follows:

(in thousands)	October 28, 2012	October 30, 2011
Deferred tax liabilities:
Tax over book depreciation	$(91,545)	$(92,848)
Pension assets	-	(30,029)
Book/tax basis difference from acquisitions	(26,295)	(27,593)
Commodity hedging contracts	(5,797)	(10,337)
Other, net	(71,054)	(61,824)
Deferred tax assets:
Post-retirement benefits	147,278	134,117
Pension benefits	96,641	57,961
Stock options	32,210	29,321
Deferred compensation	23,115	21,961
Insurance accruals	16,728	14,786
Vacation accruals	14,905	13,636
Federal benefit of state tax	9,965	9,596
Promotional accruals	7,524	9,867
Other, net	59,130	60,403
Net deferred tax assets	$212,805	$129,017

Reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	2012	2011	2010
U.S. statutory rate	35.0%	35.0%	35.0%
State taxes on income, net of federal tax benefit	2.5	2.7	3.1
Domestic production activities deduction	(2.6)	(2.6)	(1.7)
All other, net	(1.5)	(1.8)	(0.4)
Effective tax rate	33.4%	33.3%	36.0%

No provision has been made for U.S. federal income taxes on certain undistributed earnings of foreign subsidiaries and joint ventures that we intend to permanently invest or that may be remitted substantially tax-free. The total of undistributed earnings that would be subject to federal income tax if remitted under existing law is approximately $65.4 million as of October 28, 2012. Determination of the unrecognized deferred tax liability related to these earnings is not practicable because of the complexities with its hypothetical calculation. Upon distribution of these earnings, we will be subject to U.S. taxes and withholding taxes payable to various foreign governments. A credit for foreign taxes already paid would be available to reduce the U.S. tax liability.

Total income taxes paid during fiscal 2012, 2011, and 2010 were $226.7 million, $227.3 million, and $212.6 million, respectively.

The following table sets forth changes in the unrecognized tax benefits, excluding interest and penalties, for fiscal years 2011 and 2012.

(in thousands)
Balance as of October 31, 2010	$ 26,073
Tax positions related to the current period:
Increases	2,493
Decreases	-
Tax positions related to prior periods:
Increases	5,646
Decreases	(672)
Settlements	(10,770)
Decreases related to a lapse of applicable statute of limitations:	(1,372)
Balance as of October 30, 2011	$ 21,398
Tax positions related to the current period:
Increases	3,066
Decreases	-
Tax positions related to prior periods:
Increases	1,302
Decreases	(2,541)
Settlements	(624)
Decreases related to a lapse of applicable statute of limitations:	(470)
Balance as of October 28, 2012	$ 22,131

The amount of unrecognized tax benefits, including interest and penalties, at October 28, 2012, recorded in other longterm liabilities was $30.4 million, of which $20.4 million would impact the Company’s effective tax rate if recognized. The Company includes accrued interest and penalties related to uncertain tax positions in income tax expense, with $1.9 million included in expense for fiscal 2012. The amount of accrued interest and penalties at October 28, 2012, associated with unrecognized tax benefits was $8.3 million.

The Company is regularly audited by federal and state taxing authorities. During fiscal year 2012, the United States Internal Revenue Service (I.R.S.) concluded its examination of the Company’s consolidated federal income tax returns for the fiscal years through 2009. During the third quarter of fiscal year 2012 the I.R.S. opened an examination of the Company’s consolidated federal income tax returns for fiscal years 2010 and 2011. The Company is in various stages of audit by several state taxing authorities on a variety of fiscal years, as far back as 2006. While it is reasonably possible that one or more of these audits may be completed within the next 12 months and that the related unrecognized tax benefits may change, based on the status of the examinations it is not possible to reasonably estimate the effect of any amount of such change to previously recorded uncertain tax positions.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Oct. 28, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE K

COMMITMENTS AND CONTINGENCIES

In order to ensure a steady supply of hogs and turkeys, and to keep the cost of products stable, the Company has entered into contracts with producers for the purchase of hogs and turkeys at formula-based prices over periods up to 10 years. The Company has also entered into grow-out contracts with independent farmers to raise turkeys for the Company for periods up to 25 years. Under these arrangements, the Company owns the livestock, feed, and other supplies while the independent farmers provide facilities and labor. The Company has also contracted for the purchase of corn, soybean meal, and other feed ingredients from independent suppliers for periods up to three years. Under these contracts, the Company is committed at October 28, 2012, to make purchases, assuming current price levels, as follows:

(in thousands)
2013	$1,516,787
2014	1,007,409
2015	763,430
2016	641,164
2017	634,835
Later years	1,755,431
Total	$6,319,056

Purchases under these contracts for fiscal 2012, 2011, and 2010 were $2.0 billion, $1.8 billion, and $1.9 billion, respectively.

The Company has noncancelable operating lease commitments on facilities and equipment at October 28, 2012, as follows:

(in thousands)
2013	$ 6,253
2014	2,461
2015	1,440
2016	1,028
2017	722
Later years	2,073
Total	$13,977

The Company expensed $21.6 million, $23.1 million, and $25.1 million for rent in fiscal 2012, 2011, and 2010, respectively.

The Company had commitments to expend approximately $92.4 million to complete construction in progress at various locations as of October 28, 2012.

As of October 28, 2012, the Company had $43.9 million of standby letters of credit issued on its behalf. The standby letters of credit are primarily related to the Company’s self-insured workers’ compensation programs. However, that amount also includes a revocable $5.6 million standby letter of credit for obligations of an affiliated party that may arise under workers’ compensation claims. Letters of credit are not reflected in the Company’s Consolidated Statements of Financial Position.

The Company is involved on an ongoing basis in litigation arising in the ordinary course of business. In the opinion of management, the outcome of litigation currently pending will not materially affect the Company’s results of operations, financial condition, or liquidity.

STOCK-BASED COMPENSATION	12 Months Ended
Oct. 28, 2012
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE L

STOCK-BASED COMPENSATION

The Company issues stock options and nonvested shares as part of its stock incentive plans for employees and non-employee directors. The Company’s policy is to grant options with the exercise price equal to the market price of the common stock on the date of grant. Options typically vest over periods ranging from six months to four years and expire ten years after the date of the grant. The Company recognizes stock-based compensation expense ratably over the shorter of the requisite service period or vesting period. The fair value of stock-based compensation granted to retirement-eligible individuals is expensed at the time of grant.

During the first quarter of fiscal 2007, the Company made a one-time grant of 100 stock options (pre-2011 split) to each active, full-time employee of the Company on January 8, 2007. This grant was to vest upon the earlier of five years or attainment of a dosing stock price of $50.00 per share (pre-2011 split) for five consecutive trading days, and had an expiration of ten years after the grant date. During the first quarter of fiscal 2011, the options vested after the stock attained the required closing price per share for five consecutive trading days.

A reconciliation of the number of options outstanding and exercisable (in thousands) as of October 28, 2012, and changes during the fiscal year then ended, is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at October 30, 2011	19,932	$17.89
Granted	2,646	$29.42
Exercised	2,047	$14.72
Forfeited	77	$25.06
Outstanding at October 28, 2012	20,454	$19.67	5.5 yrs	$198,319
Exercisable at October 28, 2012	14,069	$17.50	4.3 yrs	$166,532

The weighted-average grant date fair value of stock options granted and the total intrinsic value of options exercised (in thousands) during each of the past three fiscal years is as follows:

	Fiscal Year Ended
	October 28,	October 30,	October 31,
	2012	2011	2010
Weighted-average grant date fair value	$ 5.64	$ 5.54	$ 4.55
Intrinsic value of exercised options	$30,210	$54,859	$32,378

The fair value of each option award is calculated on the date of grant using the Black-Scholes valuation model utilizing the following weighted-average assumptions:

	Fiscal Year Ended
	October 28,	October 30,	October 31,
	2012	2011	2010
Risk-free interest rate	1.8%	2.9%	3.4%
Dividend yield	2.0%	2.0%	2.2%
Stock price volatility	21.0%	21.0%	22.0%
Expected option life	8 years	8 years	8 years

As part of the annual valuation process, the Company reassesses the appropriateness of the inputs used in the valuation models. The Company establishes the risk-free interest rate using stripped U.S. Treasury yields as of the grant date where the remaining term is approximately the expected life of the option. The dividend yield is set based on the dividend rate approved by the Company’s Board of Directors and the stock price on the grant date. The expected volatility assumption is set based primarily on historical volatility. As a reasonableness test, implied volatility from exchange traded options is also examined to validate the volatility range obtained from the historical analysis. The expected life assumption is set based on an analysis of past exercise behavior by option holders. In performing the valuations for option grants, the Company has not stratified option holders as exercise behavior has historically been consistent across all employee and non-employee director groups.

The Company’s nonvested shares granted on or before September 26, 2010, vest after five years or upon retirement. Nonvested shares granted after September 26, 2010, vest after one year. A reconciliation of the nonvested shares (in thousands) as of October 28, 2012, and changes during the fiscal year then ended is as follows:

		Weighted-
		Average
		Grant Date
	Shares	Fair Value
Nonvested at October 30, 2011	215	$19.94
Granted	47	$28.98
Forfeited	7	$28.27
Vested	116	$21.30
Nonvested at October 28, 2012	139	$21.47

The weighted-average grant date fair value of nonvested shares granted, the total fair value (in thousands) of non-vested shares granted, and the fair value (in thousands) of shares that have vested during each of the past three fiscal years is as follows:

	Fiscal Year Ended
	October 28,	October 30,	October 31,
	2012	2011	2010
Weighted-average grant date fair value	$28.98	$25.11	$19.56
Fair value of nonvested shares granted	$1,369	$1,299	$978
Fair value of shares vested	$2,476	$751	$664

Stock-based compensation expense, along with the related income tax benefit, for each of the past three fiscal years is presented in the table below:

	Fiscal Year Ended
(in thousands)	October 28, 2012	October 30, 2011	October 31, 2010
Stock-based compensation expense recognized	$16,710	$17,229	$14,402
Income tax benefit recognized	(6,334)	(6,542)	(5,510)
After-tax stock-based compensation expense	$10,376	$10,687	$8,892

At October 28, 2012, there was $11.3 million of total unrecognized compensation expense from stock-based compensation arrangements granted under the plans. This compensation is expected to be recognized over a weighted-average period of approximately 2.5 years. During fiscal years 2012, 2011, and 2010, cash received from stock option exercises was $14.7 million, $53.8 million, and $22.9 million, respectively. The total tax benefit to be realized for tax deductions from these option exercises was $11.4 million, $20.8 million, and $18.9 million, respectively.

Shares issued for option exercises and nonvested shares may be either authorized but unissued shares, or shares of treasury stock acquired in the open market or otherwise. The number of shares available for future grants was 30.0 million at October 28, 2012, 32.6 million at October 30, 2011, and 35.3 million at October 31, 2010.

DERIVATIVES AND HEDGING	12 Months Ended
Oct. 28, 2012
DERIVATIVES AND HEDGING
DERIVATIVES AND HEDGING

NOTE M

DERIVATIVES AND HEDGING

The Company uses hedging programs to manage price risk associated with commodity purchases. These programs utilize futures contracts and swaps to manage the Company’s exposure to price fluctuations in the commodities markets. The Company has determined that its programs which are designated as hedges are highly effective in offsetting the changes in fair value or cash flows generated by the items hedged.

Cash Flow Hedges: The Company utilizes corn and soybean meal futures to offset the price fluctuation in the Company’s future direct grain purchases, and has entered into various swaps to hedge the purchases of grain and natural gas at certain plant locations. The financial instruments are designated and accounted for as cash flow hedges, and the Company measures the effectiveness of the hedges on a regular basis. Effective gains or losses related to these cash flow hedges are reported in accumulated other comprehensive loss (AOCL) and reclassified into earnings, through cost of products sold, in the period or periods in which the hedged transactions affect earnings. Any gains or losses related to hedge ineffectiveness are recognized in the current period cost of products sold. The Company typically does not hedge its grain or natural gas exposure beyond the next two upcoming fiscal years. As of October 28, 2012, and October 30, 2011, the Company had the following outstanding commodity futures contracts and swaps that were entered into to hedge forecasted purchases:

Volume
Commodity	October 28, 2012	October 30, 2011
Corn	12.0 million bushels	20.8 million bushels
Natural gas	–	0.5 million MMBTU’s

As of October 28, 2012, the Company has included in AOCL, hedging gains of $15.2 million (before tax) relating to its positions, compared to gains of $27.3 million (before tax) as of October 30, 2011. The Company expects to recognize the majority of these gains over the next 12 months. The balance as of October 28, 2012, includes gains of $0.4 million related to the Company’s soybean meal futures contracts. These contracts were de-designated as cash flow hedges effective January 30, 2011, as they were no longer highly effective. These gains will remain in AOCL until the hedged transactions occur or it is probable the hedged transactions will not occur. Gains or losses related to these contracts after the date of de-designation have been recognized in earnings as incurred.

Fair Value Hedges: The Company utilizes futures to minimize the price risk assumed when forward priced contracts are offered to the Company’s commodity suppliers. The intent of the program is to make the forward priced commodities cost nearly the same as cash market purchases at the date of delivery. The futures contracts are designated and accounted for as fair value hedges, and the Company measures the effectiveness of the hedges on a regular basis. Changes in the fair value of the futures contracts, along with the gain or loss on the hedged purchase commitment, are marked-to-market through earnings and are recorded on the Consolidated Statement of Financial Position as a current asset and liability, respectively. Effective gains or losses related to these fair value hedges are recognized through cost of products sold in the period or periods in which the hedged transactions affect earnings. Any gains or losses related to hedge ineffectiveness are recognized in the current period cost of products sold. As of October 28, 2012, and October 30, 2011, the Company had the following outstanding commodity futures contracts designated as fair value hedges:

Volume
Commodity	October 28, 2012	October 30, 2011
Corn	8.0 million bushels	12.4 million bushels
Lean hogs	0.9 million cwt	1.3 million cwt

Other Derivatives: During fiscal years 2012 and 2011, the Company has held certain futures and options contract positions as part of a merchandising program and to manage the Company’s exposure to fluctuations in commodity markets and foreign currencies. The Company has not applied hedge accounting to these positions.

Additionally, as of January 30, 2011, the Company de-designated its soybean meal futures contracts that were previously designated as cash flow hedges, as these contracts were no longer highly effective. Hedge accounting is no longer being applied to these contracts, and gains or losses occurring after the date of de-designation have been recognized in earnings as incurred.

As of October 28, 2012, and October 30, 2011, the Company had the following outstanding futures and options contracts related to other programs:

Volume
Commodity	October 28, 2012	October 30, 2011
Soybean meal	–	4,300 tons

Fair Values: The fair values of the Company’s derivative instruments as of October 28, 2012, and October 30, 2011, were as follows:

		Fair Value(1)
(in thousands)	Location on Consolidated Statements of Financial Position	October 28, 2012	October 30, 2011
Asset Derivatives:
Derivatives Designated as Hedges:
Commodity contracts	Other current assets	$7,483	$58,753
Derivatives Not Designated as Hedges:
Commodity contracts	Other current assets	–	121
Total Asset Derivatives		$7,483	$58,874
Liability Derivatives:
Derivatives Designated as Hedges:
Commodity contracts	Accounts payable	$–	$351
Total Liability Derivatives		$–	$351

(1) Amounts represent the gross fair value of derivative assets and liabilities. The Company nets the derivative assets and liabilities for each of its hedging programs, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The amount or timing of cash collateral balances may impact the classification of the derivative in the Consolidated Statement of Financial Position. See Note N for a discussion of these net amounts as reported in the Consolidated Statements of Financial Position.

Derivative Gains and Losses: Gains or losses (before tax, in thousands) related to the Company’s derivative instruments for the fiscal year ended October 28, 2012, and October 30, 2011, were as follows:

	Gain/(Loss) Recognized in AOCL (Effective Portion)(1)			Gain/(Loss) Reclassified from AOCL into Earnings (Effective Portion)(1)		Gain/(Loss) Recognized in Earnings (Ineffective Portion)(2) (3)
	Fiscal Year Ended			Fiscal Year Ended		Fiscal Year Ended
Cash Flow Hedges:	October 28, 2012	October 30, 2011	Location on Consolidated Statements of Operations	October 28, 2012	October 30, 2011	October 28, 2012	October 30, 2011
Commodity contracts	$10,261	$39,480	Cost of products sold	$22,319	$45,103	$ –	$(8,704)

		Gain/(Loss) Recognized in Earnings (Effective Portion)(4)		Gain/(Loss) Recognized in Earnings (Ineffective Portion)(2) (5)
		Fiscal Year Ended		Fiscal Year Ended
Fair Value Hedges:	Location on Consolidated Statements of Operations	October 28, 2012	October 30, 2011	October 28, 2012	October 30, 2011
Commodity contracts	Cost of products sold	$(10,670)	$(24,373)	$19	$132

		Gain/(Loss) Recognized in Earnings
		Fiscal Year Ended
Derivatives Not Designated as Hedges:	Location on Consolidated Statements of Operations	October 28, 2012	October 30, 2011
Commodity contracts	Cost of products sold	$46	$(1,981)
Foreign exchange contracts	Net sales	$ –	$ (129)

(1) Amounts represent gains or losses in AOCL before tax. See Note B for the after tax impact of these gains or losses on net earnings.

(2) There were no gains or losses excluded from the assessment of hedge effectiveness during the fiscal year.

(3) There were no gains or losses resulting from the discontinuance of cash flow hedges during the fiscal year. However, effective January 30, 2011, the Company de-designated and discontinued hedge accounting for its soybean meal futures contracts. At the date of de-designation of these hedges, gains of $17.7 million (before tax) were deferred in AOCL, with $0.4 million (before tax) remaining as of October 28, 2012. These gains will remain in AOCL until the hedged transactions occur or it is probable the hedged transactions will not occur. Gains or losses related to these contracts after the date of de-designation have been recognized in earnings as incurred.

(4) Amounts represent losses on commodity contracts designated as fair value hedges that were closed during the fiscal year, which were offset by a corresponding gain on the underlying hedged purchase commitment. Additional gains or losses related to changes in the fair value of open commodity contracts, along with the offsetting gain or loss on the hedged purchase commitment, are also marked-to-market through earnings with no impact on a net basis.

(5) There were no gains or losses recognized as a result of a hedged firm commitment no longer qualifying as a fair value hedge during the fiscal year.

FAIR VALUE MEASUREMENTS	12 Months Ended
Oct. 28, 2012
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE N

FAIR VALUE MEASUREMENTS

Pursuant to the provisions of ASC 820, the Company’s financial assets and liabilities carried at fair value on a recurring basis in the consolidated financial statements as of October 28, 2012, and October 30, 2011, and their level within the fair value hierarchy, are presented in the table below.

	Fair Value Measurements at October 28, 2012
		Quoted Prices in
	Fair Value at	Active Markets	Significant Other	Significant
(in thousands)	October 28, 2012	for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value:
Cash equivalents(1)	$483,441	$483,441	$–	$ –
Short-term marketable securities(2)	77,387	2,349	75,038	–
Other trading securities(3)	109,676	36,305	73,371	–
Commodity derivatives(4)	3,884	3,884	–	–
Total Assets at Fair Value	$674,388	$525,979	$148,409	$ –
Liabilities at Fair Value:
Deferred compensation(3)	$47,953	$16,866	$31,087	–
Total Liabilities at Fair Value	$47,953	$16,866	$31,087	$ –

	Fair Value Measurements at October 30, 2011
		Quoted Prices in
	Fair Value at	Active Markets	Significant Other	Significant
(in thousands)	October 30, 2011	for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value:
Cash equivalents(1)	$341,447	$341,447	$–	$–
Short-term marketable securities(2)	76,077	358	75,719	–
Other trading securities(3)	105,367	34,588	70,779	–
Commodity derivatives(4)	7,174	7,174	–	–
Total Assets at Fair Value	$530,065	$383,567	$146,498	$–
Liabilities at Fair Value:
Commodity derivatives(4)	$351	$–	$351	$–
Deferred compensation(3)	44,956	15,379	29,577	–
Total Liabilities at Fair Value	$45,307	$15,379	$29,928	$–

The following methods and assumptions were used to estimate the fair value of the financial assets and liabilities above:

(1) The Company’s cash equivalents consist of money market funds rated AAA. As these investments have a maturity date of three months or less, the carrying value approximates fair value.

(2) The Company holds trading securities as part of a portfolio maintained to generate investment income and to provide cash for operations of the Company, if necessary. The portfolio is managed by a third party who is responsible for daily trading activities, and all assets within the portfolio are highly liquid. The cash, U.S. government securities, and highly rated money market funds held by the portfolio are classified as Level 1. The current investment portfolio also includes corporate bonds, international government securities, commercial paper, agency securities, mortgage-backed securities, and other asset-backed securities for which there is an active, quoted market. Market prices are obtained from a variety of industry standard providers, large financial institutions, and other third-party sources to calculate a representative daily market value, and therefore, these securities are classified as Level 2.

(3) The Company also holds trading securities as part of a rabbi trust to fund certain supplemental executive retirement plans and deferred income plans. The rabbi trust is included in other assets on the Consolidated Statements of Financial Position and is valued based on the underlying fair value of each fund held by the trust. A portion of the funds held related to the supplemental executive retirement plans have been invested in fixed income funds managed by a third party. The declared rate on these funds is set based on a formula using the yield of the general account investment portfolio that supports the fund, adjusted for expenses and other charges. The rate is guaranteed for one year at issue, and may be reset annually on the policy anniversary, subject to a guaranteed minimum rate. As the value is based on adjusted market rates, and the fixed rate is only reset on an annual basis, these funds are classified as Level 2. The remaining funds held are also managed by a third party, and include equity securities, money market accounts, bond funds, or other portfolios for which there is an active quoted market. Therefore these securities are classified as Level 1. The related deferred compensation liabilities are included in other long-term liabilities on the Consolidated Statements of Financial Position and are valued based on the underlying investment selections held in each participant’s account. Investment options generally mirror those funds held by the rabbi trust, for which there is an active quoted market. Therefore these investment balances are classified as Level 1. The Company also offers a fixed rate investment option to participants. The rate earned on these investments is adjusted annually based on a specified percentage of I.R.S. Applicable Federal Rates in effect and therefore these balances are classified as Level 2.

(4) The Company’s commodity derivatives represent futures contracts, option contracts, and swaps used in its hedging or other programs to offset price fluctuations associated with purchases of corn, soybean meal, and natural gas, and to minimize the price risk assumed when forward priced contracts are offered to the Company’s commodity suppliers. The Company’s futures and options contracts for corn and soybean meal are traded on the Chicago Board of Trade, while futures contracts for lean hogs are traded on the Chicago Mercantile Exchange. These are active markets with quoted prices available and therefore these contracts are classified as Level 1. The Company’s natural gas swaps are settled based on quoted prices from the New York Mercantile Exchange. As the swaps settle based on quoted market prices, but are not held directly with the exchange, the swaps are classified as Level 2. All derivatives are reviewed for potential credit risk and risk of nonperformance. The Company nets the derivative assets and liabilities for each of its hedging programs, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The net balance for each program is included in other current assets or accounts payable, as appropriate, in the Consolidated Statements of Financial Position. As of October 28, 2012, the Company has recognized the right to reclaim cash collateral of $27.5 million from, and the obligation to return cash collateral of $31.1 million to, various counterparties. As of October 30, 2011, the Company had recognized the right to reclaim cash collateral of $20.1 million from, and the obligation to return cash collateral of $71.8 million to, various counterparties.

The Company’s financial assets and liabilities also include cash, accounts receivable, accounts payable, and other liabilities, for which carrying value approximates fair value. The Company does not carry its long-term debt at fair value in its Consolidated Statements of Financial Position. Based on borrowing rates available to the Company for long-term financing with similar terms and average maturities, the fair value of long-term debt, utilizing discounted cash flows (Level 2), was $283.6 million as of October 28, 2012, and $266.9 million as of October 30, 2011.

In accordance with the provisions of ASC 820, the Company also measures certain nonfinancial assets and liabilities at fair value that are recognized or disclosed on a nonrecurring basis (e.g. goodwill, intangible assets, and property, plant and equipment). During the second quarter of fiscal 2010, the Company made the decision to close its Valley Fresh plant in Turlock, California. The facilities in that location were evaluated during that process and the Company recorded a pretax charge of $6.6 million to reduce the property, plant and equipment to its estimated fair value. During fiscal years 2012, 2011, and 2010, there were no other material remeasurements of assets or liabilities at fair value on a nonrecurring basis subsequent to their initial recognition.

SEGMENT REPORTING	12 Months Ended
Oct. 28, 2012
SEGMENT REPORTING
SEGMENT REPORTING

NOTE O

SEGMENT REPORTING

The Company develops, processes, and distributes a wide array of food products in a variety of markets. The Company reports its results in the following five segments: Grocery Products, Refrigerated Foods, Jennie-O Turkey Store, Specialty Foods, and All Other.

The Grocery Products segment consists primarily of the processing, marketing, and sale of shelf-stable food products sold predominantly in the retail market. This segment also includes the results from the Company’s MegaMex joint venture.

The Refrigerated Foods segment includes the Hormel Refrigerated operating segment and the Affiliated Business Units. This segment consists primarily of the processing, marketing, and sale of branded and unbranded pork and beef products for retail, foodservice, and fresh product customers.

The Affiliated Business Units include the Farmer John, Burke Corporation, Dan’s Prize, Saag’s Products, Inc., and Precept Foods businesses. Precept Foods, LLC, is a 50.01 percent owned joint venture.

The Jennie-O Turkey Store segment consists primarily of the processing, marketing, and sale of branded and unbranded turkey products for retail, foodservice, and fresh product customers.

The Specialty Foods segment includes the Diamond Crystal Brands, Century Foods International, and Hormel Specialty Products operating segments. This segment consists of the packaging and sale of various sugar and sugar substitute products, salt and pepper products, liquid portion products, dessert mixes, ready-to-drink products, sports nutrition products, gelatin products, and private label canned meats to retail and foodservice customers. This segment also includes the processing, marketing, and sale of nutritional food products and supplements to hospitals, nursing homes, and other marketers of nutritional products.

The All Other segment includes the Hormel Foods International operating segment, which manufactures, markets, and sells Company products internationally. This segment also includes the results from the Company’s international joint ventures and miscellaneous corporate sales.

Intersegment sales are recorded at prices that approximate cost and are eliminated in the Consolidated Statements of Operations. The Company does not allocate investment income, interest expense, and interest income to its segments when measuring performance. The Company also retains various other income and unallocated expenses at corporate. Equity in earnings of affiliates is included in segment operating profit; however, earnings attributable to the Company’s noncontrolling interests are excluded. These items are included below as net interest and investment expense (income), general corporate expense, and noncontrolling interest when reconciling to earnings before income taxes.

Sales and operating profits for each of the Company’s reportable segments and reconciliation to earnings before income taxes are set forth below. The Company is an integrated enterprise, characterized by substantial intersegment cooperation, cost allocations, and sharing of assets. Therefore, the Company does not represent that these segments, if operated independently, would report the operating profit and other financial information shown below.

(in thousands)	2012	2011	2010
Sales to Unaffiliated Customers
Grocery Products	$1,170,871	$1,064,558	$1,040,455
Refrigerated Foods	4,222,752	4,189,224	3,818,788
Jennie-O Turkey Store	1,549,227	1,467,222	1,310,412
Specialty Foods	924,472	835,584	782,958
All Other	363,348	338,501	268,106
Total	$8,230,670	$7,895,089	$7,220,719
Intersegment Sales
Grocery Products	$ –	$ –	$ –
Refrigerated Foods	12,144	14,101	9,152
Jennie-0 Turkey Store	125,575	124,868	111,262
Specialty Foods	133	127	118
All Other	–	–	–
Total	137,852	139,096	120,532
Intersegment elimination	(137,852)	(139,096)	(120,532)
Total	$ –	$ –	$ –
Net Sales
Grocery Products	$1,170,871	$1,064,558	$1,040,455
Refrigerated Foods	4,234,896	4,203,325	3,827,940
Jennie-O Turkey Store	1,674,802	1,592,090	1,421,674
Specialty Foods	924,605	835,711	783,076
All Other	363,348	338,501	268,106
Intersegment elimination	(137,852)	(139,096)	(120,532)
Total	$8,230,670	$7,895,089	$7,220,719
Segment Operating Profit
Grocery Products	$ 181,251	$ 162,556	$ 155,922
Refrigerated Foods	228,665	292,624	276,315
Jennie-O Turkey Store	238,298	204,940	143,644
Specialty Foods	83,089	76,905	80,727
All Other	49,889	36,250	26,126
Total segment operating profit	$ 781,192	$ 773,275	$ 682,734
Net interest and investment expense (income)	6,339	23,448	22,024
General corporate expense	21,429	35,992	40,348
Noncontrolling interest	4,911	5,001	4,189
Earnings before income taxes	$ 758,335	$ 718,836	$ 624,551

(in thousands)	2012	2011	2010
Assets
Grocery Products	$ 683,601	$ 670,398	$ 591,082
Refrigerated Foods	1,171,161	1,177,588	1,173,540
Jennie-O Turkey Store	857,682	805,459	760,566
Specialty Foods	506,237	475,289	432,820
All Other	224,847	196,957	178,642
Corporate	1,120,438	918,700	917,268
Total	$4,563,966	$4,244,391	$4,053,918
Additions to Property, Plant and Equipment
Grocery Products	$ 17,966	$ 10,910	$ 27,018
Refrigerated Foods	67,003	45,244	38,417
Jennie-O Turkey Store	33,594	29,507	15,986
Specialty Foods	3,779	3,470	1,807
All Other	2,794	1,145	788
Corporate	7,167	6,635	5,807
Total	$ 132,303	$ 96,911	$ 89,823
Depreciation and Amortization
Grocery Products	$ 15,870	$ 15,597	$ 15,084
Refrigerated Foods	60,229	65,689	64,051
Jennie-O Turkey Store	26,144	25,379	26,898
Specialty Foods	9,871	9,817	11,831
All Other	1,437	1,387	1,305
Corporate	5,943	6,296	6,422
Total	$ 119,494	$ 124,165	$ 125,591

The Company’s products primarily consist of meat and other food products. Perishable meat includes fresh meats, refrigerated meal solutions, sausages, hams, wieners, and bacon (excluding JOTS products). The Poultry category is composed primarily of JOTS products. Shelf-stable includes canned products, tortillas, salsas, and other items that do not require refrigeration. The Other category primarily consists of nutritional food products and supplements, sugar and sugar substitutes, dessert and drink mixes, and industrial gelatin products. The percentages of total revenues contributed by classes of similar products for the last three fiscal years are as follows:

	Fiscal Year Ended
	October 28, 2012	October 30, 2011	October 31, 2010
Perishable meat	53.5%	55.1%	54.3%
Poultry	19.3	19.1	18.7
Shelf-stable	17.6	16.8	17.5
Other	9.6	9.0	9.5
	100.0%	100.0%	100.0%

Revenues from external customers are classified as domestic or foreign based on the final customer destination where title passes. No individual foreign country is material to the consolidated results. Additionally, the Company’s long-lived assets located in foreign countries are not significant. Total revenues attributed to the U.S. and all foreign countries in total for the last three fiscal years are as follows:

	Fiscal Year Ended
(in thousands)	October 28, 2012	October 30, 2011	October 31, 2010
United States	$7,739,826	$7,431,798	$6,874,150
Foreign	490,844	463,291	346,569
	$8,230,670	$7,895,089	$7,220,719

In fiscal 2012, sales to Wal-Mart Stores, Inc. (Wal-Mart) represented $1.19 billion or 13.2 percent of the Company’s consolidated revenues (measured as gross sales less returns and allowances). Wal-Mart is a customer for all five segments of the Company.

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Oct. 28, 2012
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

NOTE P

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following tabulations reflect the unaudited quarterly results of operations for the years ended October 28, 2012, and October 30, 2011.

(in thousands, except per share data)	Net Sales	Gross Profit	Net Earnings	Net Earnings Attributable to Hormel Foods Corporation(1)	Basic Earnings Per Share	Diluted Earnings Per Share
2012
First quarter	$2,039,439	$337,409	$129,333	$128,395	$0.49	$0.48
Second quarter	2,012,859	335,607	128,935	127,887	0.49	0.48
Third quarter	2,008,188	307,056	112,407	111,167	0.42	0.41
Fourth quarter	2,170,184	351,779	134,286	132,601	0.50	0.49
2011
First quarter	$1,921,558	$374,005	$150,035	$148,826	$0.56	$0.55
Second quarter	1,959,041	326,227	110,702	109,579	0.41	0.40
Third quarter	1,910,592	297,855	99,964	98,481	0.37	0.36
Fourth quarter	2,103,898	336,026	118,495	117,309	0.44	0.43

(1) Excludes net earnings attributable to the Company’s noncontrolling interests.

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Oct. 28, 2012
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

HORMEL FOODS CORPORATION

(In Thousands)

		Additions/(Benefits)
	Balance at	Charged to	Charged to			Balance at
	Beginning	Costs and	Other Accounts-	Deductions-		End of
Classification	of Period	Expenses	Describe	Describe		Period

Valuation reserve deduction from assets account:

Fiscal year ended October 28, 2012
Allowance for doubtful accounts				$169	(1)
receivable	$4,000	$155	$0	(14)	(2)	$4,000

Fiscal year ended October 30, 2011
Allowance for doubtful accounts				$233	(1)
receivable	$4,000	$(149)	$0	(382)	(2)	$4,000

Fiscal year ended October 31, 2010
Allowance for doubtful accounts				$340	(1)
receivable	$4,064	$(307)	$0	(583)	(2)	$4,000

Note (1) — Uncollectible accounts written off.

Note (2) — Recoveries on accounts previously written off.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Oct. 28, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation

Principles of Consolidation: The consolidated financial statements include the accounts of Hormel Foods Corporation (the Company) and all of its majority-owned subsidiaries after elimination of intercompany accounts, transactions, and profits.

Use of Estimates

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fiscal Year	Fiscal Year: The Company’s fiscal year ends on the last Sunday in October. Fiscal years 2012 and 2011 consisted of 52 weeks, and fiscal year 2010 consisted of 53 weeks.
Cash and Cash Equivalents

Cash and Cash Equivalents: The Company considers all investments with an original maturity of three months or less on their acquisition date to be cash equivalents. The Company’s cash equivalents as of October 28, 2012, and October 30, 2011, consisted entirely of money market funds rated AAA.

Fair Value Measurements

Fair Value Measurements: Pursuant to the provisions of Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820), the Company measures certain assets and liabilities at fair value or discloses the fair value of certain assets and liabilities recorded at cost in the consolidated financial statements. Fair value is calculated as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). ASC 820 establishes a fair value hierarchy which requires assets and liabilities measured at fair value to be categorized into one of three levels based on the inputs used in the valuation. The Company classifies assets and liabilities in their entirety based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1: Observable inputs based on quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable inputs, other than those included in Level 1, based on quoted prices for similar assets and liabilities in active markets, or quoted prices for identical assets and liabilities in inactive markets.

Level 3: Unobservable inputs that reflect an entity’s own assumptions about what inputs a market participant would use in pricing the asset or liability based on the best information available in the circumstances.

See additional discussion regarding the Company’s fair value measurements in Notes I, M, and N.

Investments

Investments: The Company maintains a rabbi trust to fund certain supplemental executive retirement plans and deferred income plans, which is included in other assets on the Consolidated Statements of Financial Position. The securities held by the trust are classified as trading securities. Therefore, unrealized gains and losses associated with these investments are included in the Company’s earnings. Securities held by the trust generated a gain of $4.3 million for the fiscal year ended October 28, 2012, a gain of $1.2 million for the fiscal year ended October 30, 2011, and a gain of $5.4 million for the fiscal year ended October 31, 2010. The Company has transitioned the majority of this portfolio to more fixed return investments to reduce the exposure to volatility in equity markets.

The Company also holds securities as part of an investment portfolio, which are classified as short-term marketable securities on the Consolidated Statements of Financial Position. These investments are also trading securities. Therefore, unrealized gains and losses are included in the Company’s earnings. The Company recorded a gain of $1.3 million related to these investments for the fiscal year ended October 28, 2012, compared to a gain of $0.5 million for the fiscal year ended October 30, 2011, and a gain of $0.6 million for the fiscal year ended October 31, 2010.

Inventories	Inventories: Inventories are stated at the lower of cost or market. Cost is determined principally under the average cost method.
Property, Plant and Equipment

Property, Plant and Equipment: Property, plant and equipment are stated at cost. The Company uses the straight-line method in computing depreciation. The annual provisions for depreciation have been computed principally using the following ranges of asset lives: buildings 20 to 40 years, machinery and equipment 5 to 10 years.

Software development and implementation costs are expensed until the Company has determined that the software will result in probable future economic benefits, and management has committed to funding the project. Thereafter, all qualified external implementation costs, and purchased software costs, are capitalized and amortized using the straight-line method over the remaining estimated useful lives, not exceeding five years.

Goodwill and Other Intangibles

Goodwill and Other Intangibles: Goodwill and other intangible assets are originally recorded at their estimated fair values at date of acquisition, and are allocated to reporting units that will receive the related sales and income. The Company’s reporting units represent operating segments (aggregations of business units that have similar economic characteristics and share the same production facilities, raw materials, and labor force). Definite-lived intangible assets are amortized over their estimated useful lives and are evaluated for impairment annually, or more frequently if impairment indicators are present, using a process similar to that used to test long-lived assets for impairment. Goodwill and indefinite-lived intangible assets are tested annually for impairment, or more frequently if impairment indicators arise.

In conducting the annual impairment test for goodwill, the Company first performs a qualitative assessment to determine whether it is more likely than not (> 50% likelihood) that the fair value of any reporting unit is less than its carrying amount. If the Company concludes that this is the case, then a two-step quantitative test for goodwill impairment is performed for the appropriate reporting units. Otherwise, the Company concludes that no impairment is indicated and does not perform the two-step test.

In conducting the initial qualitative assessment, the Company analyzes actual and projected growth trends for net sales, gross margin, and segment profit for each reporting unit, as well as historical performance versus plan and the results of prior quantitative tests performed. Additionally, each reporting unit assesses critical areas that may impact their business, including macroeconomic conditions and the related impact, market related exposures, any plans to market all or a portion of their business, competitive changes, new or discontinued product lines, changes in key personnel, or any other potential risks to their projected financial results.

If required, the quantitative goodwill impairment test is a two-step process performed at the reporting unit level. First, the fair value of each reporting unit is compared to its corresponding carrying value, including goodwill. The fair value of each reporting unit is estimated using discounted cash flow valuations (Level 3), which incorporate assumptions regarding future growth rates, terminal values, and discount rates. The estimates and assumptions used consider historical performance and are consistent with the assumptions used in determining future profit plans for each reporting unit, which are approved by the Company’s Board of Directors. If the first step results in the carrying value exceeding the fair value of any reporting unit, then a second step must be completed in order to determine the amount of goodwill impairment that should be recorded. In the second step, the implied fair value of the reporting unit’s goodwill is determined by allocating the reporting unit’s fair value to all of its assets and liabilities other than goodwill in a manner similar to a purchase price allocation. The implied fair value of the goodwill that results from the application of this second step is then compared to the carrying amount of the goodwill and an impairment charge is recorded for the difference.

Based on the qualitative assessment conducted in fiscal 2012, performance of the quantitative two-step test was not required for any of the Company’s reporting units. No goodwill impairment charges were recorded in fiscal years 2012, 2011, or 2010.

The Company has not elected to utilize the qualitative assessment option available for testing its indefinite-lived intangible assets for impairment and therefore, the quantitative testing performed compares the fair value and carrying value of the intangible asset. The fair value of indefinite-lived intangible assets is primarily determined on the basis of estimated discounted value, using the relief from royalty method (Level 3), which incorporates assumptions regarding future sales projections and discount rates. If the carrying value exceeds fair value, the indefinite-lived intangible asset is considered impaired and an impairment charge is recorded for the difference. No material impairment charges were recorded for indefinite-lived intangible assets for fiscal years 2012, 2011, or 2010.

Impairment of Long-lived Assets

Impairment of Long-lived Assets: The Company reviews long-lived assets and definite-lived intangible assets for impairment annually, or more frequently when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If impairment indicators are present and the estimated future undiscounted cash flows are less than the carrying value of the assets and any related goodwill, the carrying value is reduced to the estimated fair value. During the second quarter of fiscal 2010, the Company made the decision to close its Valley Fresh plant in Turlock, California. The facilities in that location were evaluated during that process and the Company recorded a pretax charge of $6.6 million to reduce the property, plant and equipment to its estimated fair value. No other material write-downs were recorded in fiscal years 2012, 2011, or 2010.

Contingent Liabilities

Contingent Liabilities: The Company may be subject to investigations, legal proceedings, or claims related to the on-going operation of its business, including claims both by and against the Company. Such proceedings typically involve claims related to product liability, contract disputes, wage and hour laws, employment practices, or other actions brought by employees, consumers, competitors, or suppliers. The Company establishes accruals for its potential exposure, as appropriate, for claims against the Company when losses become probable and reasonably estimable. Where the Company is able to reasonably estimate a range of potential losses, the Company records the amount within that range that constitutes the Company’s best estimate. The Company also discloses the nature of and range of loss for claims against the Company when losses are reasonably possible and material.

Foreign Currency Translation

Foreign Currency Translation: Assets and liabilities denominated in foreign currency are translated at the current exchange rate as of the statement of financial position date, and amounts in the statement of operations are translated at the average monthly exchange rate. Translation adjustments resulting from fluctuations in exchange rates are recorded as a component of accumulated other comprehensive loss in shareholders’ investment.

When calculating foreign currency translation, the Company deemed its foreign investments to be permanent in nature and has not provided for taxes on currency translation adjustments arising from converting the investment in a foreign currency to U.S. dollars.

Derivatives and Hedging Activity

Derivatives and Hedging Activity: The Company uses commodity and currency positions to manage its exposure to price fluctuations in those markets. The contracts are recorded at fair value on the Consolidated Statements of Financial Position within other current assets or accounts payable. Additional information on hedging activities is presented in Note M.

Equity Method Investments

Equity Method Investments: The Company has a number of investments in joint ventures where its voting interests are in excess of 20 percent but not greater than 50 percent, and for which there are no other indicators of control. The Company accounts for such investments under the equity method of accounting, and its underlying share of each investee’s equity is reported in the Consolidated Statements of Financial Position as part of investments in and receivables from affiliates.

The Company regularly monitors and evaluates the fair value of our equity investments. If events and circumstances indicate that a decline in the fair value of these assets has occurred and is other than temporary, the Company will record a charge in equity in earnings of affiliates in the Consolidated Statements of Operations. The Company’s equity investments do not have a readily determinable fair value as none of them are publicly traded. The fair values of the Company’s private equity investments are determined by discounting the estimated future cash flows of each entity. These cash flow estimates include assumptions on growth rates and future currency exchange rates (Level 3). The Company did not record an impairment charge on any of its equity investments in fiscal years 2012, 2011, or 2010.

See additional discussion regarding the Company’s equity method investments in Note G.

Revenue Recognition

Revenue Recognition: The Company recognizes sales when title passes upon delivery of its products to customers, net of applicable provisions for discounts, returns, and allowances. Products are delivered upon receipt of customer purchase orders with acceptable terms, including price and collectability that is reasonably assured.

The Company offers various sales incentives to customers and consumers. Incentives that are offered off-invoice include prompt pay allowances, will call allowances, spoilage allowances, and temporary price reductions. These incentives are recognized as reduction of revenue at the time title passes. Coupons are used as an incentive for consumers to purchase various products. The coupons reduce revenues at the time they are offered, based on estimated redemption rates. Promotional contracts are performed by customers to promote the Company’s products to the consumers. These incentives reduce revenues at the time of performance through direct payments and accrued promotional funds. Accrued promotional funds are unpaid liabilities for promotional contracts in process or completed at the end of a quarter or fiscal year. Promotional contract accruals are based on a review of the unpaid outstanding contracts on which performance has taken place. Estimates used to determine the revenue reduction include the level of customer performance and the historical spend rate versus contracted rates.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts: The Company estimates the allowance for doubtful accounts based on a combination of factors, including the age of its accounts receivable balances, customer history, collection experience, and current market factors. Additionally, a specific reserve may be established if the Company becomes aware of a customer’s inability to meet its financial obligations.

Advertising Expenses

Advertising Expenses: Advertising costs are expensed when incurred. Advertising expenses include all media advertising but exclude the costs associated with samples, demonstrations, and market research. Advertising costs for fiscal years 2012, 2011, and 2010 were $103.4 million, $115.3 million, and $112.3 million, respectively.

Shipping and Handling Costs	Shipping and Handling Costs: The Company’s shipping and handling expenses are included in cost of products sold.
Research and Development Expenses

Research and Development Expenses: Research and development costs are expensed as incurred and are included in selling, general and administrative expenses. Research and development expenses incurred for fiscal years 2012, 2011, and 2010 were $29.8 million, $29.4 million, and $27.6 million, respectively.

Income taxes

Income Taxes: The Company records income taxes in accordance with the liability method of accounting. Deferred taxes are recognized for the estimated taxes ultimately payable or recoverable based on enacted tax law. Changes in enacted tax rates are reflected in the tax provision as they occur.

In accordance with ASC 740, Income Taxes, the Company recognizes a tax position in its financial statements when it is more likely than not that the position will be sustained upon examination based on the technical merits of the position. That position is then measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

Employee Stock Options

Employee Stock Options: The Company records stock-based compensation expense in accordance with ASC 718, Compensation — Stock Compensation. For options subject to graded vesting, the Company recognizes stock-based compensation expense ratably over the shorter of the vesting period or requisite service period. Stock-based compensation expense for grants made to retirement-eligible employees is recognized on the date of grant.

ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Oct. 28, 2012
ACCUMULATED OTHER COMPREHENSIVE LOSS
Schedule of components of accumulated other comprehensive loss

(in thousands)	Foreign Currency Translation	Pension & Other Benefits	Deferred Gain (Loss) – Hedging	Accumulated Other Comprehensive Loss
Balance at October 25, 2009	$ 3,381	$ (194,103)	$(12,888)	$ (203,610)
Unrecognized gains (losses):
Gross	5,468	(38,490)	23,511	(9,511)
Tax effect	–	13,555	(9,011)	4,544
Reclassification into net earnings:
Gross	–	22,244	28,672	50,916
Tax effect	–	(8,449)	(9,800)	(18,249)
Net of tax amount	5,468	(11,140)	33,372	27,700
Balance at October 31, 2010	$ 8,849	$ (205,243)	$ 20,484	$ (175,910)
Unrecognized gains (losses):
Gross	843	(15,115)	39,480	25,208
Tax effect	–	5,534	(14,895)	(9,361)
Reclassification into net earnings:
Gross	–	20,363	(45,103)	(24,740)
Tax effect	–	(7,722)	17,042	9,320
Net of tax amount	843	3,060	(3,476)	427
Balance at October 30, 2011	$ 9,692	$ (202,183)	$ 17,008	$ (175,483)
Unrecognized gains (losses):
Gross	2,723	(248,434)	10,261	(235,450)
Tax effect	–	93,580	(3,888)	89,692
Reclassification into net earnings:
Gross	–	18,609	(22,319)	(3,710)
Tax effect	–	(7,037)	8,419	1,382
Net of tax amount	2,723	(143,282)	(7,527)	(148,086)
Balance at October 28, 2012	$12,415	$(345,465)	$ 9,481	$(323,569)

EARNINGS PER SHARE DATA (Tables)	12 Months Ended
Oct. 28, 2012
EARNINGS PER SHARE DATA
Schedule of denominator for the computation of basic and diluted earnings per share

(in thousands)	2012	2011	2010
Basic weighted-average shares outstanding	263,466	266,394	266,732
Dilutive potential common shares	5,425	5,521	3,966
Diluted weighted-average shares outstanding	268,891	271,915	270,698

INVENTORIES (Tables)	12 Months Ended
Oct. 28, 2012
INVENTORIES
Principal components of inventories

(in thousands)	October 28, 2012	October 30, 2011
Finished products	$494,298	$463,491
Raw materials and work-in-process	267,877	251,324
Materials and supplies	188,346	171,008
Total	$950,521	$885,823

GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Oct. 28, 2012
GOODWILL AND INTANGIBLE ASSETS
Schedule of change in the carrying amount of goodwill

(in thousands)	Grocery Products	Refrigerated Foods	JOTS	Specialty Foods	All Other	Total
Balance as of October 31, 2010	$123,316	$94,791	$203,214	$207,028	$674	$629,023
Goodwill acquired	–	1,861	–	–	–	1,861
Balance as of October 30, 2011	$123,316	$96,652	$203,214	$207,028	$674	$630,884
Goodwill acquired	–	(9)	–	–	–	(9)
Balance as of October 28, 2012	$123,316	$96,643	$203,214	$207,028	$674	$630,875

Schedule of gross carrying amount and accumulated amortization for definite-lived intangible assets

	October 28, 2012			October 30, 2011
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Weighted- Avg Life (in Years)	Gross Carrying Amount	Accumulated Amortization	Weighted- Avg Life (in Years)
Customer lists/relationships	$22,148	$(14,684)	10.9	$22,378	$(12,556)	10.9
Proprietary software & technology	22,000	(17,319)	9.3	22,000	(14,822)	9.3
Formulas & recipes	17,854	(11,686)	8.8	18,354	(10,047)	8.8
Distribution network	4,120	(3,783)	10.0	4,120	(3,371)	10.0
Other intangibles	9,466	(6,903)	7.0	14,030	(10,105)	6.3
Total	$75,588	$(54,375)	9.4	$80,882	$(50,901)	9.1

Schedule of estimated annual amortization expense
2013	$7,768
2014	6,372
2015	3,192
2016	1,023
2017	636

Schedule of carrying amounts for indefinite-lived intangible assets
(in thousands)	October 28, 2012	October 30, 2011
Brand/tradename/trademarks	$ 93,875	$ 94,081
Other intangibles	7,984	7,984
Total	$101,859	$102,065

INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES (Tables)	12 Months Ended
Oct. 28, 2012
INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES
Schedule of investments in and receivables from affiliates

			October 28,	October 30,
(in thousands)	Segment	% Owned	2012	2011
MegaMex Foods, LLC	Grocery Products	50%	$205,315	$205,523
Foreign Joint Ventures	All Other	Various (26-50%)	81,222	90,103
Other	Various	Various	–	72
Total			$286,537	$295,698

Schedule of equity in earnings of affiliates

(in thousands)	Segment	2012	2011	2010
MegaMex Foods, LLC	Grocery Products	$35,762	$24,532	$11,996
Foreign Joint Ventures	All Other	2,929	3,423	3,686
Other	Various	–	(1,198)	(2,556)
Total		$38,691	$26,757	$13,126

LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS (Tables)	12 Months Ended
Oct. 28, 2012
LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS
Schedule of long-term debt

(in thousands)	October 28, 2012	October 30, 2011
Senior unsecured notes, with interest at 4.125%, interest due semi-annually through April 2021 maturity date	$250,000	$250,000
Less current maturities	–	–
Total	$250,000	$250,000

PENSION AND OTHER POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Oct. 28, 2012
PENSION AND OTHER POST-RETIREMENT BENEFITS
Schedule of net periodic benefit cost for pension and other post-retirement benefit plans

	Pension Benefits			Post-retirement Benefits
(in thousands)	2012	2011	2010	2012	2011	2010
Service cost	$ 23,425	$ 24,206	$ 21,998	$ 2,272	$ 2,219	$ 2,477
Interest cost	49,135	50,282	48,305	17,910	18,891	20,703
Expected return on plan assets	(68,511)	(62,989)	(55,128)	–	–	–
Amortization of prior service cost	(5,079)	(607)	(607)	3,561	4,341	4,341
Recognized actuarial loss (gain)	20,130	16,633	16,133	(3)	(4)	2,377
Settlement charges	–	–	1,192	–	–	–
Curtailment charge	–	–	131	–	–	–
Special termination cost	–	–	386	–	–	109
Net periodic cost	$ 19,100	$ 27,525	$ 32,410	$ 23,740	$ 25,447	$ 30,007

Schedule of reconciliation of the beginning and ending balances of the benefit obligation, the fair value of plan assets, and the funded status of the plans

	Pension Benefits		Post-retirement Benefits
(in thousands)	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$ 942,626	$878,630	$351,134	$346,707
Service cost	23,425	24,206	2,272	2,219
Interest cost	49,135	50,282	17,910	18,891
Plan amendments	–	(51,283)	(22,262)	(2,082)
Actuarial loss	222,541	84,958	63,177	7,276
Benefits paid	(45,358)	(44,167)	(22,719)	(21,877)
Benefit obligation at end of year	$1,192,369	$942,626	$389,512	$351,134

	Pension Benefits		Post-retirement Benefits
(in thousands)	2012	2011	2012	2011
Change in plan assets:
Fair value of plan assets at beginning of year	$ 870,923	$802,449	$ –	$ –
Actual return on plan assets	83,533	86,748	–	–
Employee contributions	–	–	2,495	2,749
Employer contributions	30,132	25,893	25,054	26,120
Benefits paid	(45,358)	(44,167)	(27,549)	(28,869)
Fair value of plan assets at end of year	$ 939,230	$870,923	$ –	$ –
Funded status at end of year	$(253,139)	$ (71,703)	$(389,512)	$(351,134)

Schedule of amounts recognized in the Consolidated Statements of Financial Position

	Pension Benefits		Post-retirement Benefits
(in thousands)	2012	2011	2012	2011
Pension assets	$ 49	$ 80,208	$ –	$ –
Employee related expenses	(3,650)	(2,924)	(23,622)	(26,433)
Pension and post-retirement benefits	(249,538)	(148,987)	(365,890)	(324,701)
Net amount recognized	$(253,139)	$ (71,703)	$(389,512)	$(351,134)

Schedule of weighted-average actuarial assumptions used to determine defined benefit pension plan obligations
	2012	2011
Discount rate Rate of future compensation increase (for plans that base benefits on final compensation level)	4.05% 3.97%	5.33% 3.93%

Schedule of weighted-average actuarial assumptions used to determine net periodic pension cost

	2012	2011	2010
Discount rate	5.33%	5.82%	6.28%
Rate of future compensation increase (for plans that base benefits on final compensation level)	3.93%	4.03%	4.08%
Expected long-term return on plan assets	8.00%	8.00%	8.25%

Schedule of effects of one-percentage-point change in assumed discount rate, expected long-term rate of return on plan assets, rate of future compensation increase, and health care cost trend rate

	1-Percentage-Point
	Expense		Benefit Obligation
(in thousands)	Increase	Decrease	Increase	Decrease
Pension Benefits:
Discount rate	$(14,912)	$50,956	$(157,002)	$198,266
Expected long-term rate of return on plan assets	$(9,259)	$9,259	$–	$–
Rate of future compensation increase	$1,938	$(1,881)	$10,936	$(10,673)
Post-retirement Benefits:
Discount rate	$(4,679)	$4,926	$(42,103)	$48,451
Health care cost trend rate	$1,861	$(1,662)	$34,017	$(29,805)

Schedule of actual and target weighted-average asset allocations for pension plan assets

	2012		2011
Asset Category	Actual	Target Range	Actual	Target Range
Large Capitalization Equity	29.4%	20-35%	22.1%	20-35%
Hormel Foods Corporation Stock	5.2%	0-10%	5.7%	0-10%
Small Capitalization Equity	5.7%	5-15%	11.9%	5-15%
International Equity	19.7%	15-25%	18.1%	15-25%
Private Equity	3.6%	0-15%	2.5%	0-15%
Total Equity Securities	63.6%	55-75%	60.3%	55-75%
Fixed Income	35.0%	25-45%	38.3%	25-45%
Cash and Cash Equivalents	1.4%	–	1.4%	–

Schedule of benefits expected to be paid over the next ten fiscal years
(in thousands)	Pension Benefits	Post- retirement Benefits
2013	$ 46,534	$ 21,514
2014	47,757	21,480
2015	49,902	21,672
2016	52,489	21,826
2017	55,404	21,788
2018 – 2022	323,016	106,196

Schedule of fair values of the defined benefit pension plan investments

	Fair Value Measurements at October 28, 2012
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at Fair Value:
Cash equivalents(1)	$ 13,544	$ 13,544	$ -	$ -
Large Capitalization Equity(2)
Domestic	$298,375	$181,994	$116,381	$ -
Foreign	26,503	26,503	-	-
Total Large Capitalization Equity	$324,878	$208,497	$116,381	$ -
Small Capitalization Equity(3)
Domestic	$ 47,883	$ 47,883	$ -	$ -
Foreign	5,456	5,456	-	-
Total Small Capitalization Equity	$ 53,339	$ 53,339	$ -	$ -
International Equity(4)
Mutual fund	$ 50,317	$ -	$ 50,317	$ -
Collective trust	134,926	-	134,926	-
Total International Equity	$185,243	$ -	$185,243	$ -
Private Equity(5)
Domestic	$ 26,785	$ -	$ -	$26,785
International	6,883	-	-	6,883
Total Private Equity	$ 33,668	$ -	$ -	$33,668
Total Equity	$597,128	$261,836	$301,624	$33,668
Fixed Income(6)
US government issues	$122,207	$ 94,346	$ 27,861	$ -
Municipal issues	18,294	-	18,294	-
Corporate issues - domestic	166,029	-	166,029	-
Corporate issues - foreign	22,028	-	22,028	-
Total Fixed Income	$328,558	$ 94,346	$234,212	$ -
Total Investments at Fair Value	$939,230	$369,726	$535,836	$33,668

	Fair Value Measurements at October 30, 2011
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at Fair Value:
Cash equivalents(1)	$ 11,732	$ 11,732	$ -	$ -
Large Capitalization Equity(2)
Domestic	$215,924	$191,158	$ 24,766	$ -
Foreign	26,103	26,103	-	-
Total Large Capitalization Equity	$242,027	$217,261	$ 24,766	$ -
Small Capitalization Equity(3)
Domestic	$ 92,083	$ 92,083	$ -	$ -
Foreign	11,585	11,585	-	-
Total Small Capitalization Equity	$103,668	$103,668	$ -	$ -
International Equity(4)
Mutual fund	$ 38,757	$ -	$ 38,757	$ -
Collective trust	119,239	-	119,239	-
Total International Equity	$157,996	$ -	$157,996	$ -
Private Equity(5)
Domestic	$ 18,794	$ -	$ -	$18,794
International	3,053	-	-	3,053
Total Private Equity	$ 21,847	$ -	$ -	$21,847
Total Equity	$525,538	$320,929	$182,762	$21,847
Fixed Income(6)
US government issues	$118,863	$ 93,301	$ 25,562	$ -
Municipal issues	18,463		18,463	-
Corporate issues - domestic	165,778		165,778	-
Corporate issues - foreign	30,549		30,549	-
Total Fixed Income	$333,653	$ 93,301	$240,352	$ -
Total Investments at Fair Value	$870,923	$425,962	$423,114	$21,847

(1)   Cash Equivalents: These Level 1 investments consist primarily of money market mutual funds that are highly liquid and traded in active markets.

(2)   Large Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investment includes a mutual fund consisting of a mix of U.S. common stocks that is valued at the publicly available net asset value (NAV) of shares held by the pension plans at year end.

(3)   Small Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded.

(4)   International Equity: These Level 2 investments include a mix of collective investment funds and mutual funds. The mutual funds are valued at the publicly available NAV of shares held by the pension plans at year end. The value of the collective investment funds is based on the fair value of the underlying investments and the NAV can be calculated for these funds.

(5)   Private Equity: These Level 3 investments consist of various collective investment funds, which are managed by a third party, that invest in a well diversified portfolio of equity investments from top performing, high quality firms that focus on U.S. and foreign small to mid markets; venture capitalists; and entrepreneurs with a concentration in areas of innovation. Investment strategies include buyouts, growth capital, buildups, and distressed; investment strategies also include early stages of company development mainly in the U.S. The fair value of the units for these investments is based on the fair value of the underlying investments, and the NAV can be calculated for these funds.

(6)   Fixed Income: The Level 1 investments include U.S. Treasury bonds and notes, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investments consist principally of U.S. government securities, which are valued daily using institutional bond quote sources and mortgage-backed securities pricing sources; municipal, domestic, and foreign securities, which are valued daily using institutional bond quote sources; and mutual funds invested in long-duration corporate bonds that are valued at the publicly available NAV of shares held by the pension plans at year-end.

Schedule of reconciliation of the beginning and ending balance of the investments measured at fair value using significant unobservable inputs (Level 3)

(in thousands)	2012	2011
Beginning Balance	$21,847	$ 9,331
Purchases, issuances, and settlements (net)	9,316	9,886
Unrealized gains	478	2,633
Realized gains (losses)	1,812	(3)
Interest and dividend income	215	-
Ending Balance	$33,668	$21,847

INCOME TAXES (Tables)	12 Months Ended
Oct. 28, 2012
INCOME TAXES
Schedule of components of provision for income taxes

(in thousands)	2012	2011	2010
Current:
U.S. Federal	$216,620	$202,084	$170,326
State	26,303	26,978	22,896
Foreign	5,783	3,826	2,124
Total current	248,706	232,888	195,346
Deferred:
U.S. Federal	4,443	6,358	27,009
State	225	394	2,420
Total deferred	4,668	6,752	29,429
Total provision for income taxes	$253,374	$239,640	$224,775

Schedule of significant components of the deferred income tax liabilities and assets

(in thousands)	October 28, 2012	October 30, 2011
Deferred tax liabilities:
Tax over book depreciation	$(91,545)	$(92,848)
Pension assets	-	(30,029)
Book/tax basis difference from acquisitions	(26,295)	(27,593)
Commodity hedging contracts	(5,797)	(10,337)
Other, net	(71,054)	(61,824)
Deferred tax assets:
Post-retirement benefits	147,278	134,117
Pension benefits	96,641	57,961
Stock options	32,210	29,321
Deferred compensation	23,115	21,961
Insurance accruals	16,728	14,786
Vacation accruals	14,905	13,636
Federal benefit of state tax	9,965	9,596
Promotional accruals	7,524	9,867
Other, net	59,130	60,403
Net deferred tax assets	$212,805	$129,017

Schedule of reconciliation of the statutory federal income tax rate to the effective tax rate

	2012	2011	2010
U.S. statutory rate	35.0%	35.0%	35.0%
State taxes on income, net of federal tax benefit	2.5	2.7	3.1
Domestic production activities deduction	(2.6)	(2.6)	(1.7)
All other, net	(1.5)	(1.8)	(0.4)
Effective tax rate	33.4%	33.3%	36.0%

Schedule of changes in the unrecognized tax benefits, excluding interest and penalties

(in thousands)
Balance as of October 31, 2010	$ 26,073
Tax positions related to the current period:
Increases	2,493
Decreases	-
Tax positions related to prior periods:
Increases	5,646
Decreases	(672)
Settlements	(10,770)
Decreases related to a lapse of applicable statute of limitations:	(1,372)
Balance as of October 30, 2011	$ 21,398
Tax positions related to the current period:
Increases	3,066
Decreases	-
Tax positions related to prior periods:
Increases	1,302
Decreases	(2,541)
Settlements	(624)
Decreases related to a lapse of applicable statute of limitations:	(470)
Balance as of October 28, 2012	$ 22,131

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Oct. 28, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of purchase commitments
(in thousands)
2013	$1,516,787
2014	1,007,409
2015	763,430
2016	641,164
2017	634,835
Later years	1,755,431
Total	$6,319,056

Schedule of noncancelable operating lease commitments
(in thousands)
2013	$ 6,253
2014	2,461
2015	1,440
2016	1,028
2017	722
Later years	2,073
Total	$13,977

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Oct. 28, 2012
STOCK-BASED COMPENSATION
Schedule of reconciliation of the number of options outstanding and exercisable

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at October 30, 2011	19,932	$17.89
Granted	2,646	$29.42
Exercised	2,047	$14.72
Forfeited	77	$25.06
Outstanding at October 28, 2012	20,454	$19.67	5.5 yrs	$198,319
Exercisable at October 28, 2012	14,069	$17.50	4.3 yrs	$166,532

Schedule of weighted average grant date fair value of stock options granted, and the total intrinsic value of options exercised
	Fiscal Year Ended
	October 28,	October 30,	October 31,
	2012	2011	2010
Weighted-average grant date fair value	$ 5.64	$ 5.54	$ 4.55
Intrinsic value of exercised options	$30,210	$54,859	$32,378

Schedule of weighted-average assumptions used to calculate fair value of each option award

	Fiscal Year Ended
	October 28,	October 30,	October 31,
	2012	2011	2010
Risk-free interest rate	1.8%	2.9%	3.4%
Dividend yield	2.0%	2.0%	2.2%
Stock price volatility	21.0%	21.0%	22.0%
Expected option life	8 years	8 years	8 years

Schedule of reconciliation of the nonvested shares
		Weighted-
		Average
		Grant Date
	Shares	Fair Value
Nonvested at October 30, 2011	215	$19.94
Granted	47	$28.98
Forfeited	7	$28.27
Vested	116	$21.30
Nonvested at October 28, 2012	139	$21.47

Schedule of weighted-average grant date fair value of nonvested shares granted, the total fair value of nonvested shares granted, and the fair value of nonvested shares vested

	Fiscal Year Ended
	October 28,	October 30,	October 31,
	2012	2011	2010
Weighted-average grant date fair value	$28.98	$25.11	$19.56
Fair value of nonvested shares granted	$1,369	$1,299	$978
Fair value of shares vested	$2,476	$751	$664

Schedule of stock-based compensation expense, along with the related income tax benefit

	Fiscal Year Ended
(in thousands)	October 28, 2012	October 30, 2011	October 31, 2010
Stock-based compensation expense recognized	$16,710	$17,229	$14,402
Income tax benefit recognized	(6,334)	(6,542)	(5,510)
After-tax stock-based compensation expense	$10,376	$10,687	$8,892

DERIVATIVES AND HEDGING (Tables)	12 Months Ended
Oct. 28, 2012
Derivatives and hedging
Schedule of fair values of derivative instruments

		Fair Value(1)
(in thousands)	Location on Consolidated Statements of Financial Position	October 28, 2012	October 30, 2011
Asset Derivatives:
Derivatives Designated as Hedges:
Commodity contracts	Other current assets	$7,483	$58,753
Derivatives Not Designated as Hedges:
Commodity contracts	Other current assets	–	121
Total Asset Derivatives		$7,483	$58,874
Liability Derivatives:
Derivatives Designated as Hedges:
Commodity contracts	Accounts payable	$–	$351
Total Liability Derivatives		$–	$351

(1) Amounts represent the gross fair value of derivative assets and liabilities. The Company nets the derivative assets and liabilities for each of its hedging programs, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The amount or timing of cash collateral balances may impact the classification of the derivative in the Consolidated Statement of Financial Position. See Note N for a discussion of these net amounts as reported in the Consolidated Statements of Financial Position.

Schedule of gains or losses (before tax) related to derivative instruments

	Gain/(Loss) Recognized in AOCL (Effective Portion)(1)			Gain/(Loss) Reclassified from AOCL into Earnings (Effective Portion)(1)		Gain/(Loss) Recognized in Earnings (Ineffective Portion)(2) (3)
	Fiscal Year Ended			Fiscal Year Ended		Fiscal Year Ended
Cash Flow Hedges:	October 28, 2012	October 30, 2011	Location on Consolidated Statements of Operations	October 28, 2012	October 30, 2011	October 28, 2012	October 30, 2011
Commodity contracts	$10,261	$39,480	Cost of products sold	$22,319	$45,103	$ –	$(8,704)

		Gain/(Loss) Recognized in Earnings (Effective Portion)(4)		Gain/(Loss) Recognized in Earnings (Ineffective Portion)(2) (5)
		Fiscal Year Ended		Fiscal Year Ended
Fair Value Hedges:	Location on Consolidated Statements of Operations	October 28, 2012	October 30, 2011	October 28, 2012	October 30, 2011
Commodity contracts	Cost of products sold	$(10,670)	$(24,373)	$19	$132

		Gain/(Loss) Recognized in Earnings
		Fiscal Year Ended
Derivatives Not Designated as Hedges:	Location on Consolidated Statements of Operations	October 28, 2012	October 30, 2011
Commodity contracts	Cost of products sold	$46	$(1,981)
Foreign exchange contracts	Net sales	$ –	$ (129)

(1) Amounts represent gains or losses in AOCL before tax. See Note B for the after tax impact of these gains or losses on net earnings.

(2) There were no gains or losses excluded from the assessment of hedge effectiveness during the fiscal year.

(3) There were no gains or losses resulting from the discontinuance of cash flow hedges during the fiscal year. However, effective January 30, 2011, the Company de-designated and discontinued hedge accounting for its soybean meal futures contracts. At the date of de-designation of these hedges, gains of $17.7 million (before tax) were deferred in AOCL, with $0.4 million (before tax) remaining as of October 28, 2012. These gains will remain in AOCL until the hedged transactions occur or it is probable the hedged transactions will not occur. Gains or losses related to these contracts after the date of de-designation have been recognized in earnings as incurred.

(4) Amounts represent losses on commodity contracts designated as fair value hedges that were closed during the fiscal year, which were offset by a corresponding gain on the underlying hedged purchase commitment. Additional gains or losses related to changes in the fair value of open commodity contracts, along with the offsetting gain or loss on the hedged purchase commitment, are also marked-to-market through earnings with no impact on a net basis.

(5) There were no gains or losses recognized as a result of a hedged firm commitment no longer qualifying as a fair value hedge during the fiscal year.

Derivatives not designated as hedges
Derivatives and hedging
Schedule of outstanding commodity or foreign exchange contracts
Volume
Commodity	October 28, 2012	October 30, 2011
Soybean meal	–	4,300 tons

Cash Flow Hedges
Derivatives and hedging
Schedule of outstanding commodity or foreign exchange contracts
Volume
Commodity	October 28, 2012	October 30, 2011
Corn	12.0 million bushels	20.8 million bushels
Natural gas	–	0.5 million MMBTU’s

Fair Value Hedges
Derivatives and hedging
Schedule of outstanding commodity or foreign exchange contracts
Volume
Commodity	October 28, 2012	October 30, 2011
Corn	8.0 million bushels	12.4 million bushels
Lean hogs	0.9 million cwt	1.3 million cwt

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Oct. 28, 2012
FAIR VALUE MEASUREMENTS
Schedule of financial assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurements at October 28, 2012
		Quoted Prices in
	Fair Value at	Active Markets	Significant Other	Significant
(in thousands)	October 28, 2012	for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value:
Cash equivalents(1)	$483,441	$483,441	$–	$ –
Short-term marketable securities(2)	77,387	2,349	75,038	–
Other trading securities(3)	109,676	36,305	73,371	–
Commodity derivatives(4)	3,884	3,884	–	–
Total Assets at Fair Value	$674,388	$525,979	$148,409	$ –
Liabilities at Fair Value:
Deferred compensation(3)	$47,953	$16,866	$31,087	–
Total Liabilities at Fair Value	$47,953	$16,866	$31,087	$ –

	Fair Value Measurements at October 30, 2011
		Quoted Prices in
	Fair Value at	Active Markets	Significant Other	Significant
(in thousands)	October 30, 2011	for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value:
Cash equivalents(1)	$341,447	$341,447	$–	$–
Short-term marketable securities(2)	76,077	358	75,719	–
Other trading securities(3)	105,367	34,588	70,779	–
Commodity derivatives(4)	7,174	7,174	–	–
Total Assets at Fair Value	$530,065	$383,567	$146,498	$–
Liabilities at Fair Value:
Commodity derivatives(4)	$351	$–	$351	$–
Deferred compensation(3)	44,956	15,379	29,577	–
Total Liabilities at Fair Value	$45,307	$15,379	$29,928	$–

(1) The Company’s cash equivalents consist of money market funds rated AAA. As these investments have a maturity date of three months or less, the carrying value approximates fair value.

(2) The Company holds trading securities as part of a portfolio maintained to generate investment income and to provide cash for operations of the Company, if necessary. The portfolio is managed by a third party who is responsible for daily trading activities, and all assets within the portfolio are highly liquid. The cash, U.S. government securities, and highly rated money market funds held by the portfolio are classified as Level 1. The current investment portfolio also includes corporate bonds, international government securities, commercial paper, agency securities, mortgage-backed securities, and other asset-backed securities for which there is an active, quoted market. Market prices are obtained from a variety of industry standard providers, large financial institutions, and other third-party sources to calculate a representative daily market value, and therefore, these securities are classified as Level 2.

(3) The Company also holds trading securities as part of a rabbi trust to fund certain supplemental executive retirement plans and deferred income plans. The rabbi trust is included in other assets on the Consolidated Statements of Financial Position and is valued based on the underlying fair value of each fund held by the trust. A portion of the funds held related to the supplemental executive retirement plans have been invested in fixed income funds managed by a third party. The declared rate on these funds is set based on a formula using the yield of the general account investment portfolio that supports the fund, adjusted for expenses and other charges. The rate is guaranteed for one year at issue, and may be reset annually on the policy anniversary, subject to a guaranteed minimum rate. As the value is based on adjusted market rates, and the fixed rate is only reset on an annual basis, these funds are classified as Level 2. The remaining funds held are also managed by a third party, and include equity securities, money market accounts, bond funds, or other portfolios for which there is an active quoted market. Therefore these securities are classified as Level 1. The related deferred compensation liabilities are included in other long-term liabilities on the Consolidated Statements of Financial Position and are valued based on the underlying investment selections held in each participant’s account. Investment options generally mirror those funds held by the rabbi trust, for which there is an active quoted market. Therefore these investment balances are classified as Level 1. The Company also offers a fixed rate investment option to participants. The rate earned on these investments is adjusted annually based on a specified percentage of I.R.S. Applicable Federal Rates in effect and therefore these balances are classified as Level 2.

(4) The Company’s commodity derivatives represent futures contracts, option contracts, and swaps used in its hedging or other programs to offset price fluctuations associated with purchases of corn, soybean meal, and natural gas, and to minimize the price risk assumed when forward priced contracts are offered to the Company’s commodity suppliers. The Company’s futures and options contracts for corn and soybean meal are traded on the Chicago Board of Trade, while futures contracts for lean hogs are traded on the Chicago Mercantile Exchange. These are active markets with quoted prices available and therefore these contracts are classified as Level 1. The Company’s natural gas swaps are settled based on quoted prices from the New York Mercantile Exchange. As the swaps settle based on quoted market prices, but are not held directly with the exchange, the swaps are classified as Level 2. All derivatives are reviewed for potential credit risk and risk of nonperformance. The Company nets the derivative assets and liabilities for each of its hedging programs, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The net balance for each program is included in other current assets or accounts payable, as appropriate, in the Consolidated Statements of Financial Position. As of October 28, 2012, the Company has recognized the right to reclaim cash collateral of $27.5 million from, and the obligation to return cash collateral of $31.1 million to, various counterparties. As of October 30, 2011, the Company had recognized the right to reclaim cash collateral of $20.1 million from, and the obligation to return cash collateral of $71.8 million to, various counterparties.

SEGMENT REPORTING (Tables)	12 Months Ended
Oct. 28, 2012
SEGMENT REPORTING
Schedule of operating profit and other financial information

(in thousands)	2012	2011	2010
Sales to Unaffiliated Customers
Grocery Products	$1,170,871	$1,064,558	$1,040,455
Refrigerated Foods	4,222,752	4,189,224	3,818,788
Jennie-O Turkey Store	1,549,227	1,467,222	1,310,412
Specialty Foods	924,472	835,584	782,958
All Other	363,348	338,501	268,106
Total	$8,230,670	$7,895,089	$7,220,719
Intersegment Sales
Grocery Products	$ –	$ –	$ –
Refrigerated Foods	12,144	14,101	9,152
Jennie-0 Turkey Store	125,575	124,868	111,262
Specialty Foods	133	127	118
All Other	–	–	–
Total	137,852	139,096	120,532
Intersegment elimination	(137,852)	(139,096)	(120,532)
Total	$ –	$ –	$ –
Net Sales
Grocery Products	$1,170,871	$1,064,558	$1,040,455
Refrigerated Foods	4,234,896	4,203,325	3,827,940
Jennie-O Turkey Store	1,674,802	1,592,090	1,421,674
Specialty Foods	924,605	835,711	783,076
All Other	363,348	338,501	268,106
Intersegment elimination	(137,852)	(139,096)	(120,532)
Total	$8,230,670	$7,895,089	$7,220,719
Segment Operating Profit
Grocery Products	$ 181,251	$ 162,556	$ 155,922
Refrigerated Foods	228,665	292,624	276,315
Jennie-O Turkey Store	238,298	204,940	143,644
Specialty Foods	83,089	76,905	80,727
All Other	49,889	36,250	26,126
Total segment operating profit	$ 781,192	$ 773,275	$ 682,734
Net interest and investment expense (income)	6,339	23,448	22,024
General corporate expense	21,429	35,992	40,348
Noncontrolling interest	4,911	5,001	4,189
Earnings before income taxes	$ 758,335	$ 718,836	$ 624,551

(in thousands)	2012	2011	2010
Assets
Grocery Products	$ 683,601	$ 670,398	$ 591,082
Refrigerated Foods	1,171,161	1,177,588	1,173,540
Jennie-O Turkey Store	857,682	805,459	760,566
Specialty Foods	506,237	475,289	432,820
All Other	224,847	196,957	178,642
Corporate	1,120,438	918,700	917,268
Total	$4,563,966	$4,244,391	$4,053,918
Additions to Property, Plant and Equipment
Grocery Products	$ 17,966	$ 10,910	$ 27,018
Refrigerated Foods	67,003	45,244	38,417
Jennie-O Turkey Store	33,594	29,507	15,986
Specialty Foods	3,779	3,470	1,807
All Other	2,794	1,145	788
Corporate	7,167	6,635	5,807
Total	$ 132,303	$ 96,911	$ 89,823
Depreciation and Amortization
Grocery Products	$ 15,870	$ 15,597	$ 15,084
Refrigerated Foods	60,229	65,689	64,051
Jennie-O Turkey Store	26,144	25,379	26,898
Specialty Foods	9,871	9,817	11,831
All Other	1,437	1,387	1,305
Corporate	5,943	6,296	6,422
Total	$ 119,494	$ 124,165	$ 125,591

Schedule of percentages of total revenues contributed by classes of similar products

	Fiscal Year Ended
	October 28, 2012	October 30, 2011	October 31, 2010
Perishable meat	53.5%	55.1%	54.3%
Poultry	19.3	19.1	18.7
Shelf-stable	17.6	16.8	17.5
Other	9.6	9.0	9.5
	100.0%	100.0%	100.0%

Schedule of revenues attributable to U.S. and all foreign countries
	Fiscal Year Ended
(in thousands)	October 28, 2012	October 30, 2011	October 31, 2010
United States	$7,739,826	$7,431,798	$6,874,150
Foreign	490,844	463,291	346,569
	$8,230,670	$7,895,089	$7,220,719

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Tables)	12 Months Ended
Oct. 28, 2012
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
Schedule of unaudited quarterly results of operations

(in thousands, except per share data)	Net Sales	Gross Profit	Net Earnings	Net Earnings Attributable to Hormel Foods Corporation(1)	Basic Earnings Per Share	Diluted Earnings Per Share
2012
First quarter	$2,039,439	$337,409	$129,333	$128,395	$0.49	$0.48
Second quarter	2,012,859	335,607	128,935	127,887	0.49	0.48
Third quarter	2,008,188	307,056	112,407	111,167	0.42	0.41
Fourth quarter	2,170,184	351,779	134,286	132,601	0.50	0.49
2011
First quarter	$1,921,558	$374,005	$150,035	$148,826	$0.56	$0.55
Second quarter	1,959,041	326,227	110,702	109,579	0.41	0.40
Third quarter	1,910,592	297,855	99,964	98,481	0.37	0.36
Fourth quarter	2,103,898	336,026	118,495	117,309	0.44	0.43

(1) Excludes net earnings attributable to the Company’s noncontrolling interests.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Oct. 28, 2012	Oct. 30, 2011	Feb. 02, 2011 After stock split	Oct. 28, 2012 Common stock	Oct. 30, 2011 Common stock	Nov. 22, 2010 Common stock Numerator	Nov. 22, 2010 Common stock Denominator	Feb. 02, 2011 Common stock Before stock split	Feb. 02, 2011 Common stock After stock split	Oct. 28, 2012 Common stock, nonvoting	Oct. 30, 2011 Common stock, nonvoting	Feb. 02, 2011 Common stock, nonvoting After stock split
Authorized stock split ratio						2	1
Common stock, par value (in dollars per share)				$ 0.0293	$ 0.0293			$ 0.0586	$ 0.0293	$ 0.01	$ 0.01
Common stock, number of shares authorized				800,000,000	800,000,000			400,000,000	800,000,000	400,000,000	400,000,000	400,000,000
Preferred stock, number of shares authorized, after stock split	160,000,000	160,000,000	160,000,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Fiscal year term	364 days	364 days	371 days
Rabbi trust
Investments
Gains (Losses) related to securities held	4.3	1.2	5.4
Short-term marketable securities
Investments
Gains (Losses) related to securities held	1.3	0.5	0.6

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended			12 Months Ended				12 Months Ended
	Apr. 25, 2010	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010 charge	Nov. 22, 2010 Numerator Common stock	Nov. 22, 2010 Denominator Common stock	Oct. 31, 2010 Before stock split	May 26, 2010 Before stock split	Oct. 02, 2002 Before stock split	Oct. 28, 2012 After stock split	Oct. 30, 2011 After stock split	Oct. 28, 2012 Minimum	Oct. 28, 2012 Maximum	Oct. 28, 2012 Buildings Minimum	Oct. 28, 2012 Buildings Maximum	Oct. 28, 2012 Machinery and equipment Minimum	Oct. 28, 2012 Machinery and equipment Maximum	Oct. 28, 2012 Software
Property, plant and equipment
Estimated useful life														20 years	40 years	5 years	10 years	5 years
Equity Method Investments
Ownership percentage												20.00%	50.00%
Income Taxes
Percentage of likelihood of realization of recognized tax benefit												50.00%
Shares Repurchases
Number of shares repurchased (in shares)										2,100,000	5,500,000
Number of shares authorized to be repurchased (in shares)								5,000,000	10,000,000
Stock repurchased (in shares)							1,100,000
Stock repurchased under new authorization (in shares)							600,000
Average price of shares repurchased (in dollars per share)							$ 39.78			$ 28.65	$ 27.82
Average price of shares repurchased under new authorization,(in dollars per share)							$ 42.86
Authorized stock split ratio					2	1
Impairment of Long-lived Assets
Pretax impairment charges	$ 6.6
Advertising Expenses
Advertising costs		103.4	115.3	112.3
Research and Development Expenses
Research and development expense		29.8	29.4	27.6
Supplemental Statement of Operations Information
Number of non-recurring charges recorded by the Company				2
Write-down of fixed assets and employee related costs, charged to net earnings	6.3
Write-down of fixed assets and employee related costs, charged to net earnings, per diluted share (in dollars per share)	$ 0.02
Income tax expense due to change in enacted health care laws	$ 7.1
Income tax expense due to change in enacted health care laws per diluted share (in dollars per share)	$ 0.03

ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Accumulated Other Comprehensive Loss
Balance at beginning of period	$ (175,483)	$ (175,910)	$ (203,610)
Unrecognized gains (losses):
Gross	(235,450)	25,208	(9,511)
Tax effect	89,692	(9,361)	4,544
Reclassification into net earnings:
Gross	(3,710)	(24,740)	50,916
Tax effect	1,382	9,320	(18,249)
Net of tax amount	(148,086)	427	27,700
Balance at end of period	(323,569)	(175,483)	(175,910)
Foreign Currency Translation
Balance at beginning of period	9,692	8,849	3,381
Unrecognized gains (losses):
Gross	2,723	843	5,468
Net of tax amount	2,723	843	5,468
Balance at end of period	12,415	9,692	8,849
Pension & Other Benefits
Balance at beginning of period	(202,183)	(205,243)	(194,103)
Unrecognized gains (losses):
Gross	(248,434)	(15,115)	(38,490)
Tax effect	93,580	5,534	13,555
Reclassification into net earnings:
Gross	18,609	20,363	22,244
Tax effect	(7,037)	(7,722)	(8,449)
Net of tax amount	(143,282)	3,060	(11,140)
Balance at end of period	(345,465)	(202,183)	(205,243)
Deferred Gain (Loss) - Hedging
Balance at beginning of period	17,008	20,484	(12,888)
Unrecognized gains (losses):
Gross	10,261	39,480	23,511
Tax effect	(3,888)	(14,895)	(9,011)
Reclassification into net earnings:
Gross	(22,319)	(45,103)	28,672
Tax effect	8,419	17,042	(9,800)
Net of tax amount	(7,527)	(3,476)	33,372
Balance at end of period	$ 9,481	$ 17,008	$ 20,484

EARNINGS PER SHARE DATA (Details)	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
EARNINGS PER SHARE DATA
Basic weighted-average shares outstanding	263,466,000	266,394,000	266,732,000
Dilutive potential common shares	5,425,000	5,521,000	3,966,000
Diluted weighted-average shares outstanding	268,891,000	271,915,000	270,698,000
Weighted average stock options not included in the computation of dilutive potential common shares	2,200,000	700,000	3,600,000

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Oct. 28, 2012	Oct. 30, 2011
INVENTORIES
Finished products	$ 494,298	$ 463,491
Raw materials and work-in-process	267,877	251,324
Materials and supplies	188,346	171,008
Total	$ 950,521	$ 885,823

GOODWILL AND INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 28, 2012 Grocery Products	Oct. 30, 2011 Grocery Products	Oct. 31, 2010 Grocery Products	Oct. 28, 2012 Refrigerated Foods	Oct. 30, 2011 Refrigerated Foods	Oct. 28, 2012 JOTS	Oct. 30, 2011 JOTS	Oct. 31, 2010 JOTS	Oct. 28, 2012 Specialty Foods	Oct. 30, 2011 Specialty Foods	Oct. 31, 2010 Specialty Foods	Oct. 28, 2012 All Other	Oct. 30, 2011 All Other	Oct. 31, 2010 All Other
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 630,884	$ 629,023	$ 123,316	$ 123,316	$ 123,316	$ 96,652	$ 94,791	$ 203,214	$ 203,214	$ 203,214	$ 207,028	$ 207,028	$ 207,028	$ 674	$ 674	$ 674
Goodwill acquired	(9)	1,861				(9)	1,861
Balance at the end of the period	$ 630,875	$ 630,884	$ 123,316	$ 123,316	$ 123,316	$ 96,643	$ 96,652	$ 203,214	$ 203,214	$ 203,214	$ 207,028	$ 207,028	$ 207,028	$ 674	$ 674	$ 674

GOODWILL AND INTANGIBLE ASSETS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	$ 75,588	$ 80,882
Accumulated Amortization	(54,375)	(50,901)
Weighted-Avg Life	9 years 4 months 24 days	9 years 1 month 6 days
Amortization expense	8,975	9,476	10,532
Estimated Amortization Expense
2013	7,768
2014	6,372
2015	3,192
2016	1,023
2017	636
Customer lists/relationships
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	22,148	22,378
Accumulated Amortization	(14,684)	(12,556)
Weighted-Avg Life	10 years 10 months 24 days	10 years 10 months 24 days
Proprietary software and technology
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	22,000	22,000
Accumulated Amortization	(17,319)	(14,822)
Weighted-Avg Life	9 years 3 months 18 days	9 years 3 months 18 days
Formulas and recipes
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	17,854	18,354
Accumulated Amortization	(11,686)	(10,047)
Weighted-Avg Life	8 years 9 months 18 days	8 years 9 months 18 days
Distribution network
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	4,120	4,120
Accumulated Amortization	(3,783)	(3,371)
Weighted-Avg Life	10 years	10 years
Other intangibles
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	9,466	14,030
Accumulated Amortization	$ (6,903)	$ (10,105)
Weighted-Avg Life	7 years	6 years 3 months 18 days

GOODWILL AND INTANGIBLE ASSETS (Details 3) (USD $) In Thousands, unless otherwise specified	Oct. 28, 2012	Oct. 30, 2011
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets	$ 101,859	$ 102,065
Brand/tradename/trademarks
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets	93,875	94,081
Other intangibles
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets	$ 7,984	$ 7,984

INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES (Details) (USD $)	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Investments in and receivables from affiliates
Investments in and receivables from affiliates	$ 286,537,000	$ 295,698,000
Equity in earnings of affiliates	38,691,000	26,757,000	13,126,000
Minimum
Investments in and receivables from affiliates
Ownership percentage	20.00%
Maximum
Investments in and receivables from affiliates
Ownership percentage	50.00%
MegaMex Foods, LLC
Investments in and receivables from affiliates
Ownership percentage	50.00%
Investments in and receivables from affiliates	205,315,000	205,523,000
Equity in earnings of affiliates	35,762,000	24,532,000	11,996,000
Excess of investment over the underlying equity in net assets of the joint venture	21,300,000
Foreign Joint Ventures
Investments in and receivables from affiliates
Investments in and receivables from affiliates	81,222,000	90,103,000
Equity in earnings of affiliates	2,929,000	3,423,000	3,686,000
Foreign Joint Ventures | Minimum
Investments in and receivables from affiliates
Ownership percentage	26.00%
Foreign Joint Ventures | Maximum
Investments in and receivables from affiliates
Ownership percentage	50.00%
Other
Investments in and receivables from affiliates
Investments in and receivables from affiliates		72,000
Equity in earnings of affiliates		$ (1,198,000)	$ (2,556,000)

INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES (Details 2) (MegaMex Foods, LLC)	Oct. 06, 2010 Don Miguel Foods Corp (Don Miguel)	Aug. 22, 2011 Fresherized Foods
Business acquisitions by the joint venture
Percent of stock acquired	100.00%	100.00%

LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS (Details) (USD $)	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Long-term debt and other borrowings arrangements
Total	$ 250,000,000	$ 250,000,000
Interest paid	12,900,000	31,700,000	26,500,000
4.125% Senior unsecured notes, due April 2021
Long-term debt and other borrowings arrangements
Long-term debt	250,000,000	250,000,000
Interest rate (as a percent)	4.13%	4.13%
Revolving line of credit
Long-term debt and other borrowings arrangements
Maximum borrowing capacity	$ 300,000,000
Variable rate basis	LIBOR

PENSION AND OTHER POST-RETIREMENT BENEFITS (Details) (USD $)	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
PENSION AND OTHER POST-RETIREMENT BENEFITS
Cost of defined contribution plans	$ 27,800,000	$ 27,100,000	$ 26,600,000
Pension and other postretirement benefits
Discretionary Contribution to pension plans	27,300,000	23,600,000
Amounts recognized in the Consolidated Statements of Financial Position
Pension assets	49,000	80,208,000
Pension and post-retirement benefits	(615,428,000)	(473,688,000)
Pension Benefits
Pension and other postretirement benefits
Service cost	23,425,000	24,206,000	21,998,000
Interest cost	49,135,000	50,282,000	48,305,000
Expected return on plan assets	(68,511,000)	(62,989,000)	(55,128,000)
Amortization of prior service cost	(5,079,000)	(607,000)	(607,000)
Recognized actuarial (gain) loss	20,130,000	16,633,000	16,133,000
Settlement charge			1,192,000
Curtailment charge			131,000
Special termination cost			386,000
Net periodic cost	19,100,000	27,525,000	32,410,000
Amounts recognized in accumulated other comprehensive loss
Unrecognized prior service cost (credit)	(47,400,000)	(52,500,000)
Unrecognized actuarial gains (losses)	(521,400,000)	(334,000,000)
Amount of prior service credit (cost) included in accumulated other comprehensive loss expected to be recognized during next year	5,100,000
Amount of actuarial loss included in accumulated other comprehensive loss expected to be recognized during next year	34,000,000
Change in benefit obligation:
Benefit obligation at beginning of year	942,626,000	878,630,000
Service cost	23,425,000	24,206,000	21,998,000
Interest cost	49,135,000	50,282,000	48,305,000
Plan amendments		(51,283,000)
Actuarial loss	222,541,000	84,958,000
Benefits paid	(45,358,000)	(44,167,000)
Benefit obligation at end of year	1,192,369,000	942,626,000	878,630,000
Change in plan assets:
Fair value of plan assets at beginning of year	870,923,000	802,449,000
Actual return on plan assets	83,533,000	86,748,000
Employer contributions	30,132,000	25,893,000
Benefits paid	(45,358,000)	(44,167,000)
Fair value of plan assets at end of year	939,230,000	870,923,000	802,449,000
Funded status at end of year	(253,139,000)	(71,703,000)
Amounts recognized in the Consolidated Statements of Financial Position
Pension assets	49,000	80,208,000
Employee related expenses	(3,650,000)	(2,924,000)
Pension and post-retirement benefits	(249,538,000)	(148,987,000)
Net amount recognized	(253,139,000)	(71,703,000)
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	475,300,000	151,900,000
Accumulated benefit obligation	457,600,000	133,200,000
Fair value of plan assets	263,000,000	0
Pension Benefits | Minimum
Pension and other postretirement benefits
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	8 years
Pension Benefits | Maximum
Pension and other postretirement benefits
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	23 years
Post-retirement Benefits
Pension and other postretirement benefits
Service cost	2,272,000	2,219,000	2,477,000
Interest cost	17,910,000	18,891,000	20,703,000
Amortization of prior service cost	3,561,000	4,341,000	4,341,000
Recognized actuarial (gain) loss	(3,000)	(4,000)	2,377,000
Special termination cost			109,000
Net periodic cost	23,740,000	25,447,000	30,007,000
Amounts recognized in accumulated other comprehensive loss
Unrecognized prior service cost (credit)	(6,800,000)	19,000,000
Unrecognized actuarial gains (losses)	(88,300,000)	(25,200,000)
Amount of prior service credit (cost) included in accumulated other comprehensive loss expected to be recognized during next year	1,300,000
Amount of actuarial loss included in accumulated other comprehensive loss expected to be recognized during next year	7,700,000
Change in benefit obligation:
Benefit obligation at beginning of year	351,134,000	346,707,000
Service cost	2,272,000	2,219,000	2,477,000
Interest cost	17,910,000	18,891,000	20,703,000
Plan amendments	(22,262,000)	(2,082,000)
Actuarial loss	63,177,000	7,276,000
Benefits paid	(22,719,000)	(21,877,000)
Benefit obligation at end of year	389,512,000	351,134,000	346,707,000
Medicare Part D subsidy receipts	2,300,000	2,800,000
Change in plan assets:
Employee contributions	2,495,000	2,749,000
Employer contributions	25,054,000	26,120,000
Benefits paid	(27,549,000)	(28,869,000)
Funded status at end of year	(389,512,000)	(351,134,000)
Amounts recognized in the Consolidated Statements of Financial Position
Employee related expenses	(23,622,000)	(26,433,000)
Pension and post-retirement benefits	(365,890,000)	(324,701,000)
Net amount recognized	$ (389,512,000)	$ (351,134,000)
Post-retirement Benefits | Minimum
Pension and other postretirement benefits
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	6 years
Post-retirement Benefits | Maximum
Pension and other postretirement benefits
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	19 years

PENSION AND OTHER POST-RETIREMENT BENEFITS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.05%	5.33%
Rate of future compensation increase (as a percent)	3.97%	3.93%
Weighted-average assumptions used to determine net periodic benefit costs
Discount rate (as a percent)	5.33%	5.82%	6.28%
Rate of future compensation increase (as a percent)	3.93%	4.03%	4.08%
Expected long-term return on plan assets (as a percent)	8.00%	8.00%	8.25%
Effect of one-percentage-point change
Effect of one-percentage-point increase in discount rate on expense	$ (14,912)
Effect of one-percentage-point decrease in discount rate on expense	50,956
Effect of one-percentage-point increase in discount rate on benefit obligation	(157,002)
Effect of one-percentage-point decrease in discount rate on benefit obligation	198,266
Effect of one-percentage-point increase in expected long-term rate of return on plan assets	(9,259)
Effect of one-percentage-point decrease in expected long-term rate of return on plan assets	9,259
Effect of one-percentage-point increase in rate of future compensation increase on expense	1,938
Effect of one-percentage-point decrease in rate of future compensation increase on expense	(1,881)
Effect of one-percentage-point increase in rate of future compensation increase on benefit obligation	10,936
Effect of one-percentage-point decrease in rate of future compensation increase on benefit obligation	(10,673)
Post-retirement Benefits
Weighted-average assumptions used to determine net periodic benefit costs
Increase in per capita cost of covered health care benefits assumed for next fiscal year (as a percent)	8.00%
Expected decrease in pre-Medicare and post-Medicare rate (as a percent)	5.00%
Year that reaches the ultimate trend rate	2018
Effect of one-percentage-point change
Effect of one-percentage-point increase in discount rate on expense	(4,679)
Effect of one-percentage-point decrease in discount rate on expense	4,926
Effect of one-percentage-point increase in discount rate on benefit obligation	(42,103)
Effect of one-percentage-point decrease in discount rate on benefit obligation	48,451
Effect of one-percentage-point increase in health care cost trend rate on expense	1,861
Effect of one-percentage-point decrease in health care cost trend rate on expense	(1,662)
Effect of one-percentage-point increase in health care cost trend rate on benefit obligation	34,017
Effect of one-percentage-point decrease in health care cost trend rate on benefit obligation	$ (29,805)

PENSION AND OTHER POST-RETIREMENT BENEFITS (Details 3) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011
Pension and other postretirement benefits
Discretionary contribution	$ 27,300,000	$ 23,600,000
Pension Benefits
Pension and other postretirement benefits
Number of shares of common stock of the company included in plan assets	1.7	1.7
Market value of shares of common stock of the company included in plan assets	48,900,000	49,700,000
Dividends paid on employer shares held by the plan	1,000,000
Number of employer shares issued pursuant to stock split		1.1
Number of employer shares sold		1.1
Employers contribution in next fiscal year	27,000,000
Expected future benefit payments
2013	46,534,000
2014	47,757,000
2015	49,902,000
2016	52,489,000
2017	55,404,000
2018 - 2022	323,016,000
Expected contribution representing benefit payments for unfunded plans during next fiscal year	27,800,000
Pension Benefits | Large Capitalization Equity
Pension and other postretirement benefits
Actual weighted-average asset allocations (as a percent)	29.40%	22.10%
Pension Benefits | Large Capitalization Equity | Minimum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	20.00%	20.00%
Pension Benefits | Large Capitalization Equity | Maximum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	35.00%	35.00%
Pension Benefits | Hormel Foods Corporation Stock
Pension and other postretirement benefits
Actual weighted-average asset allocations (as a percent)	5.20%	5.70%
Pension Benefits | Hormel Foods Corporation Stock | Minimum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	0.00%	0.00%
Pension Benefits | Hormel Foods Corporation Stock | Maximum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	10.00%	10.00%
Pension Benefits | Small Capitalization Equity
Pension and other postretirement benefits
Actual weighted-average asset allocations (as a percent)	5.70%	11.90%
Pension Benefits | Small Capitalization Equity | Minimum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	5.00%	5.00%
Pension Benefits | Small Capitalization Equity | Maximum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	15.00%	15.00%
Pension Benefits | International Equity
Pension and other postretirement benefits
Actual weighted-average asset allocations (as a percent)	19.70%	18.10%
Pension Benefits | International Equity | Minimum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	15.00%	15.00%
Pension Benefits | International Equity | Maximum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	25.00%	25.00%
Pension Benefits | Private Equity
Pension and other postretirement benefits
Actual weighted-average asset allocations (as a percent)	3.60%	2.50%
Pension Benefits | Private Equity | Minimum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	0.00%	0.00%
Pension Benefits | Private Equity | Maximum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	15.00%	15.00%
Pension Benefits | Equity
Pension and other postretirement benefits
Actual weighted-average asset allocations (as a percent)	63.60%	60.30%
Pension Benefits | Equity | Minimum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	55.00%	55.00%
Pension Benefits | Equity | Maximum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	75.00%	75.00%
Pension Benefits | Fixed Income
Pension and other postretirement benefits
Actual weighted-average asset allocations (as a percent)	35.00%	38.30%
Pension Benefits | Fixed Income | Minimum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	25.00%	25.00%
Pension Benefits | Fixed Income | Maximum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	45.00%	45.00%
Pension Benefits | Cash equivalents
Pension and other postretirement benefits
Actual weighted-average asset allocations (as a percent)	1.40%	1.40%
Post-retirement Benefits
Expected future benefit payments
2013	21,514,000
2014	21,480,000
2015	21,672,000
2016	21,826,000
2017	21,788,000
2018 - 2022	106,196,000
Expected federal subsidy receipts related to prescription drug benefits per year through 2022	$ 2,800,000

PENSION AND OTHER POST-RETIREMENT BENEFITS (Details 4) (Pension Benefits, USD $)	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010	Oct. 28, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 30, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 28, 2012 Significant Other Observable Inputs (Level 2)	Oct. 30, 2011 Significant Other Observable Inputs (Level 2)	Oct. 28, 2012 Significant Other Unobservable Inputs (Level 3)	Oct. 30, 2011 Significant Other Unobservable Inputs (Level 3)	Oct. 31, 2010 Significant Other Unobservable Inputs (Level 3)	Oct. 28, 2012 Cash equivalents	Oct. 30, 2011 Cash equivalents	Oct. 28, 2012 Cash equivalents Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 30, 2011 Cash equivalents Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 28, 2012 Large Capitalization Equity	Oct. 30, 2011 Large Capitalization Equity	Oct. 28, 2012 Large Capitalization Equity Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 30, 2011 Large Capitalization Equity Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 28, 2012 Large Capitalization Equity Significant Other Observable Inputs (Level 2)	Oct. 30, 2011 Large Capitalization Equity Significant Other Observable Inputs (Level 2)	Oct. 28, 2012 Large Capitalization Equity - Domestic	Oct. 30, 2011 Large Capitalization Equity - Domestic	Oct. 28, 2012 Large Capitalization Equity - Domestic Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 30, 2011 Large Capitalization Equity - Domestic Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 28, 2012 Large Capitalization Equity - Domestic Significant Other Observable Inputs (Level 2)	Oct. 30, 2011 Large Capitalization Equity - Domestic Significant Other Observable Inputs (Level 2)	Oct. 28, 2012 Large Capitalization Equity - Foreign	Oct. 30, 2011 Large Capitalization Equity - Foreign	Oct. 28, 2012 Large Capitalization Equity - Foreign Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 30, 2011 Large Capitalization Equity - Foreign Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 28, 2012 Small Capitalization Equity	Oct. 30, 2011 Small Capitalization Equity	Oct. 28, 2012 Small Capitalization Equity Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 30, 2011 Small Capitalization Equity Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 28, 2012 Small Capitalization Equity - Domestic	Oct. 30, 2011 Small Capitalization Equity - Domestic	Oct. 28, 2012 Small Capitalization Equity - Domestic Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 30, 2011 Small Capitalization Equity - Domestic Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 28, 2012 Small Capitalization Equity - Foreign	Oct. 30, 2011 Small Capitalization Equity - Foreign	Oct. 28, 2012 Small Capitalization Equity - Foreign Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 30, 2011 Small Capitalization Equity - Foreign Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 28, 2012 International Equity	Oct. 30, 2011 International Equity	Oct. 28, 2012 International Equity Significant Other Observable Inputs (Level 2)	Oct. 30, 2011 International Equity Significant Other Observable Inputs (Level 2)	Oct. 28, 2012 Mutual fund	Oct. 30, 2011 Mutual fund	Oct. 28, 2012 Mutual fund Significant Other Observable Inputs (Level 2)	Oct. 30, 2011 Mutual fund Significant Other Observable Inputs (Level 2)	Oct. 28, 2012 Collective trust	Oct. 30, 2011 Collective trust	Oct. 28, 2012 Collective trust Significant Other Observable Inputs (Level 2)	Oct. 30, 2011 Collective trust Significant Other Observable Inputs (Level 2)	Oct. 28, 2012 Private Equity	Oct. 30, 2011 Private Equity	Oct. 28, 2012 Private Equity Significant Other Unobservable Inputs (Level 3)	Oct. 30, 2011 Private Equity Significant Other Unobservable Inputs (Level 3)	Oct. 28, 2012 Private Equity - Domestic	Oct. 30, 2011 Private Equity - Domestic	Oct. 28, 2012 Private Equity - Domestic Significant Other Unobservable Inputs (Level 3)	Oct. 30, 2011 Private Equity - Domestic Significant Other Unobservable Inputs (Level 3)	Oct. 28, 2012 Private Equity - International	Oct. 30, 2011 Private Equity - International	Oct. 28, 2012 Private Equity - International Significant Other Unobservable Inputs (Level 3)	Oct. 30, 2011 Private Equity - International Significant Other Unobservable Inputs (Level 3)	Oct. 28, 2012 Equity	Oct. 30, 2011 Equity	Oct. 28, 2012 Equity Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 30, 2011 Equity Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 28, 2012 Equity Significant Other Observable Inputs (Level 2)	Oct. 30, 2011 Equity Significant Other Observable Inputs (Level 2)	Oct. 28, 2012 Equity Significant Other Unobservable Inputs (Level 3)	Oct. 30, 2011 Equity Significant Other Unobservable Inputs (Level 3)	Oct. 28, 2012 Fixed Income	Oct. 30, 2011 Fixed Income	Oct. 28, 2012 Fixed Income Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 30, 2011 Fixed Income Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 28, 2012 Fixed Income Significant Other Observable Inputs (Level 2)	Oct. 30, 2011 Fixed Income Significant Other Observable Inputs (Level 2)	Oct. 28, 2012 US government issues	Oct. 30, 2011 US government issues	Oct. 28, 2012 US government issues Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 30, 2011 US government issues Quoted Prices in Active Markets for Identical Assets (Level 1)	Oct. 28, 2012 US government issues Significant Other Observable Inputs (Level 2)	Oct. 30, 2011 US government issues Significant Other Observable Inputs (Level 2)	Oct. 28, 2012 Municipal issues	Oct. 30, 2011 Municipal issues	Oct. 28, 2012 Municipal issues Significant Other Observable Inputs (Level 2)	Oct. 30, 2011 Municipal issues Significant Other Observable Inputs (Level 2)	Oct. 28, 2012 Corporate issues domestic	Oct. 30, 2011 Corporate issues domestic	Oct. 28, 2012 Corporate issues domestic Significant Other Observable Inputs (Level 2)	Oct. 30, 2011 Corporate issues domestic Significant Other Observable Inputs (Level 2)	Oct. 28, 2012 Corporate issues foreign	Oct. 30, 2011 Corporate issues foreign	Oct. 28, 2012 Corporate issues foreign Significant Other Observable Inputs (Level 2)	Oct. 30, 2011 Corporate issues foreign Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	$ 939,230,000	$ 870,923,000	$ 802,449,000	$ 369,726,000	$ 425,962,000	$ 535,836,000	$ 423,114,000	$ 33,668,000	$ 21,847,000	$ 9,331,000	$ 13,544,000	$ 11,732,000	$ 13,544,000	$ 11,732,000	$ 324,878,000	$ 242,027,000	$ 208,497,000	$ 217,261,000	$ 116,381,000	$ 24,766,000	$ 298,375,000	$ 215,924,000	$ 181,994,000	$ 191,158,000	$ 116,381,000	$ 24,766,000	$ 26,503,000	$ 26,103,000	$ 26,503,000	$ 26,103,000	$ 53,339,000	$ 103,668,000	$ 53,339,000	$ 103,668,000	$ 47,883,000	$ 92,083,000	$ 47,883,000	$ 92,083,000	$ 5,456,000	$ 11,585,000	$ 5,456,000	$ 11,585,000	$ 185,243,000	$ 157,996,000	$ 185,243,000	$ 157,996,000	$ 50,317,000	$ 38,757,000	$ 50,317,000	$ 38,757,000	$ 134,926,000	$ 119,239,000	$ 134,926,000	$ 119,239,000	$ 33,668,000	$ 21,847,000	$ 33,668,000	$ 21,847,000	$ 26,785,000	$ 18,794,000	$ 26,785,000	$ 18,794,000	$ 6,883,000	$ 3,053,000	$ 6,883,000	$ 3,053,000	$ 597,128,000	$ 525,538,000	$ 261,836,000	$ 320,929,000	$ 301,624,000	$ 182,762,000	$ 33,668,000	$ 21,847,000	$ 328,558,000	$ 333,653,000	$ 94,346,000	$ 93,301,000	$ 234,212,000	$ 240,352,000	$ 122,207,000	$ 118,863,000	$ 94,346,000	$ 93,301,000	$ 27,861,000	$ 25,562,000	$ 18,294,000	$ 18,463,000	$ 18,294,000	$ 18,463,000	$ 166,029,000	$ 165,778,000	$ 166,029,000	$ 165,778,000	$ 22,028,000	$ 30,549,000	$ 22,028,000	$ 30,549,000
Unfunded commitments for investments																																																							53,200,000	66,000,000
Commitment for investments																																																							85,000,000	85,000,000			34,500,000	43,200,000			18,700,000	22,800,000
Amount of level 1 to level 2 transfer																																																																											$ 187,300,000

PENSION AND OTHER POST-RETIREMENT BENEFITS (Details 5) (Pension Benefits, USD $) In Thousands, unless otherwise specified	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010	Oct. 28, 2012 Significant Other Unobservable Inputs (Level 3)	Oct. 30, 2011 Significant Other Unobservable Inputs (Level 3)
Change in plan assets:
Fair value of plan assets at beginning of year	$ 939,230	$ 870,923	$ 802,449	$ 21,847	$ 9,331
Purchases, issuances and settlements (net)				9,316	9,886
Unrealized gains				478	2,633
Realized gains (losses)				1,812	(3)
Interest and dividend income				215
Fair value of plan assets at end of year	$ 939,230	$ 870,923	$ 802,449	$ 33,668	$ 21,847

INCOME TAXES (Details) (USD $)	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Current:
U.S. Federal	$ 216,620,000	$ 202,084,000	$ 170,326,000
State	26,303,000	26,978,000	22,896,000
Foreign	5,783,000	3,826,000	2,124,000
Total current	248,706,000	232,888,000	195,346,000
Deferred:
U.S. Federal	4,443,000	6,358,000	27,009,000
State	225,000	394,000	2,420,000
Total deferred	4,668,000	6,752,000	29,429,000
Total provision for income taxes	253,374,000	239,640,000	224,775,000
Deferred tax liabilities:
Tax over book depreciation	(91,545,000)	(92,848,000)
Pension assets		(30,029,000)
Book/tax basis difference from acquisitions	(26,295,000)	(27,593,000)
Commodity hedging contracts	(5,797,000)	(10,337,000)
Other, net	(71,054,000)	(61,824,000)
Deferred tax assets:
Post-retirement benefits	147,278,000	134,117,000
Pension benefits	96,641,000	57,961,000
Stock options	32,210,000	29,321,000
Deferred compensation	23,115,000	21,961,000
Insurance accruals	16,728,000	14,786,000
Vacation accruals	14,905,000	13,636,000
Federal benefit of state tax	9,965,000	9,596,000
Promotional accruals	7,524,000	9,867,000
Other, net	59,130,000	60,403,000
Net deferred tax assets	212,805,000	129,017,000
Reconciliation of the statutory federal income tax rate to the effective tax rate
U.S. statutory rate (as a percent)	35.00%	35.00%	35.00%
State taxes on income, net of federal tax benefit (as a percent)	2.50%	2.70%	3.10%
Domestic production activities deduction (as a percent)	(2.60%)	(2.60%)	(1.70%)
All other, net (as a percent)	(1.50%)	(1.80%)	(0.40%)
Effective tax rate (as a percent)	33.40%	33.30%	36.00%
Undistributed earnings of foreign subsidiaries and joint ventures	65,400,000
Income taxes paid	226,700,000	227,300,000	212,600,000
Changes in unrecognized tax benefits
Balance at the beginning of the period	21,398,000	26,073,000
Tax positions related to the current period
Increases	3,066,000	2,493,000
Tax positions related to prior periods:
Increases	1,302,000	5,646,000
Decreases	(2,541,000)	(672,000)
Settlements	(624,000)	(10,770,000)
Decreases related to a lapse of applicable statute of limitations	(470,000)	(1,372,000)
Balance at the end of the period	22,131,000	21,398,000	26,073,000
Unrecognized tax benefits including interest and penalties	30,400,000
Portion of unrecognized tax benefit including interest and penalties, that if recognized, would impact effective tax rate	20,400,000
Interest and penalties related to uncertain tax positions recognized in income tax expense	1,900,000
Accrued interest and penalties, associated with unrecognized tax benefits	$ 8,300,000

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Purchase commitments
2013	$ 1,516,787,000
2014	1,007,409,000
2015	763,430,000
2016	641,164,000
2017	634,835,000
Later years	1,755,431,000
Total	6,319,056,000
Purchases under contracts	2,000,000,000	1,800,000,000	1,900,000,000
Noncancelable operating lease commitments
2013	6,253,000
2014	2,461,000
2015	1,440,000
2016	1,028,000
2017	722,000
Later years	2,073,000
Total	13,977,000
Expenses under noncancelable operating lease commitments	21,600,000	23,100,000	25,100,000
Approximate amount of commitments to complete construction in progress at various locations	92,400,000
Standby letters of credit	43,900,000
Renewable standby letter of credit	$ 5,600,000
Hogs and turkeys
Purchase commitments
Purchase commitments, maximum time period	10 years
Grow-out contracts
Purchase commitments
Purchase commitments, maximum time period	25 years
Corn, soybean meal and other feed
Purchase commitments
Purchase commitments, maximum time period	three years

STOCK-BASED COMPENSATION (Details) (USD $)	3 Months Ended	12 Months Ended
	Jan. 28, 2007	Oct. 28, 2012
Stock options
Stock-based compensation
Stock option expiration period		10 years
Number of options granted (pre-2011 split) during one-time stock option grant to full time employees of the company on January 8, 2007 (in shares)	100
The terms under which the universal stock option grant will vest	This grant was to vest upon the earlier of five years or attainment of a closing stock price of $50.00 per share (pre-2011 split) for five consecutive trading days, and had an expiration of ten years after the grant date.
The per share closing price (pre-2011 split) of common stock on attainment of which the grants will vest (in dollars per share)	$ 50
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the specified price in order for the granted options to vest	5 days
Stock options | Minimum
Stock-based compensation
Vesting period		6 months
Stock options | Maximum
Stock-based compensation
Vesting period		4 years
Nonvested shares
Stock-based compensation
Vesting period for nonvested shares issued on or before September 26, 2010		5 years
Vesting period for nonvested shares issued after September 26, 2010		1 year

STOCK-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Stock-based compensation expense, along with the related income tax benefit
Stock based compensation expense recognized	$ 16,710,000	$ 17,229,000	$ 14,402,000
Income tax benefit recognized	(6,334,000)	(6,542,000)	(5,510,000)
After-tax stock-based compensation expense	10,376,000	10,687,000	8,892,000
Stock-based compensation expense unrecognized	11,300,000
Period for recognition of unrecognized stock-based compensation expense	2 years 6 months
Number of shares available for future grants	30,000,000	32,600,000	35,300,000
Stock options
Stock-based compensation
Cash received from stock options exercised	14,700,000	53,800,000	22,900,000
Tax benefit realized from stock options, aggregate	11,400,000	20,800,000	18,900,000
Reconciliation of Stock Options
Outstanding, at the beginning of the period (in shares)	19,932,000
Granted (in shares)	2,646,000
Exercised (in shares)	2,047,000
Forfeited (in shares)	77,000
Outstanding, at the end of the period (in shares)	20,454,000	19,932,000
Exercisable at the end of the period (in shares)	14,069,000
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 17.89
Granted (in dollars per share)	$ 29.42
Exercised (in dollars per share)	$ 14.72
Forfeited (in dollars per share)	$ 25.06
Outstanding at the end of the period (in dollars per share)	$ 19.67	$ 17.89
Exercisable at end of period (in dollars per share)	$ 17.5
Weighted Average Remaining Contractual Term
Outstanding at the end of the period	5 years 6 months
Exercisable at end of period	4 years 3 months 18 days
Aggregate Intrinsic Value
Outstanding at the end of the period	198,319,000
Exercisable at end of period	166,532,000
Weighted-average grant date fair value of stock options granted, and the total intrinsic value of options exercised
Weighted-average grant date fair value (in dollars per share)	$ 5.64	$ 5.54	$ 4.55
Intrinsic value of exercised options	30,210,000	54,859,000	32,378,000
Weighted-average assumptions used to calculate fair value of each ordinary option award
Risk free interest rate (as a percent)	1.80%	2.90%	3.40%
Dividend yield (as a percent)	2.00%	2.00%	2.20%
Stock price volatility (as a percent)	21.00%	21.00%	22.00%
Expected Option Life	8 years	8 years	8 years
Nonvested shares
Reconciliation of the nonvested shares
Nonvested shares at the beginning of the period	215,000
Nonvested shares granted in period	47,000
Nonvested shares Forfeited in period	7,000
Nonvested shares vested in period	116,000
Nonvested shares at the end of the period	139,000	215,000
Weighted-average grant date fair value and total fair value of nonvested shares granted, vested and forfeited
Nonvested shares at the beginning of the period (in dollars per share)	$ 19.94
Nonvested shares granted in period (in dollars per share)	$ 28.98	$ 25.11	$ 19.56
Nonvested shares Forfeited in period (in dollars per share)	$ 28.27
Nonvested shares vested in period (in dollars per share)	$ 21.3
Nonvested shares at the end of the period (in dollars per share)	$ 21.47	$ 19.94
Fair value of nonvested shares granted	1,369,000	1,299,000	978,000
Fair value of shares vested	$ 2,476,000	$ 751,000	$ 664,000

DERIVATIVES AND HEDGING (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011
Derivatives and hedging
Maximum number of upcoming fiscal years to hedge grain or natural gas exposure	2 years
Accumulated change, pretax, in accumulated gains and losses from derivative instruments designated and qualifying as the effective portion of cash flow hedges	$ 15.2	$ 27.3
The Company expects to recognize the majority of hedging gains over this period	12 months
Corn | Cash Flow Hedges
Derivatives and hedging
Futures contracts and swaps, Volume	12,000,000	20,800,000
Corn | Fair Value Hedges
Derivatives and hedging
Futures contracts, Volume	8,000,000	12,400,000
Natural gas | Cash Flow Hedges
Derivatives and hedging
Futures contracts and swaps, Volume		500,000
Soybean meal | Cash Flow Hedges
Derivatives and hedging
Hedging gains, before tax, included in accumulated other comprehensive loss related to de-designated commodity derivatives previously designated as cash flow hedges	$ 0.4
Soybean meal | Derivatives not designated as hedges
Derivatives and hedging
Futures and options contracts, Volume		4,300
Lean hogs | Fair Value Hedges
Derivatives and hedging
Futures contracts, Volume	900,000	1,300,000

DERIVATIVES AND HEDGING (Details 2) (USD $) In Thousands, unless otherwise specified	Oct. 28, 2012	Oct. 30, 2011
Derivatives fair value
Asset Derivatives, Other current assets	$ 7,483	$ 58,874
Liability Derivatives, Accounts payable		351
Derivatives designated as hedges | Commodity contracts
Derivatives fair value
Asset Derivatives, Other current assets	7,483	58,753
Liability Derivatives, Accounts payable		351
Derivatives not designated as hedges | Commodity contracts
Derivatives fair value
Asset Derivatives, Other current assets		$ 121

DERIVATIVES AND HEDGING (Details 3) (USD $)	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Jan. 30, 2011
Cash Flow Hedges | Commodity contracts
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in AOCL (Effective Portion)	$ 10,261,000	$ 39,480,000
Gain/(Loss) Reclassified from AOCL into Earnings (Effective Portion)	22,319,000	45,103,000
Gain/(Loss) Recognized in Earnings (Ineffective Portion)		(8,704,000)
Fair Value Hedges | Commodity contracts
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in Earnings (Effective Portion)	(10,670,000)	(24,373,000)
Gain/(Loss) Recognized in Earnings (Ineffective Portion)	19,000	132,000
Derivatives not designated as hedges | Commodity contracts
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in Earnings	46,000	(1,981,000)
Hedging gains, before tax, included in accumulated other comprehensive loss related to de-designated commodity derivatives previously designated as cash flow hedges	400,000		17,700,000
Derivatives not designated as hedges | Foreign exchange contracts
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in Earnings		$ (129,000)

FAIR VALUE MEASUREMENTS (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 25, 2010	Oct. 28, 2012	Oct. 30, 2011
Fair value, nonrecurring basis - Property, plant and equipment
Pretax charge to reduce the property, plant and equipment to its estimated fair value	$ 6,600,000
Methods and assumptions used to estimate the fair value of the financial assets and liabilities
Guarantee period at issue for rate of return on fixed income funds		1 year
Recognized right to reclaim cash collateral		27,500,000	20,100,000
Recognized obligation to return cash collateral		31,100,000	71,800,000
Fair value, long-term debt
Fair value of long-term debt (including current maturities)		283,600,000	266,900,000
Recurring basis | Fair Value
Assets at Fair Value:
Cash equivalents		483,441,000	341,447,000
Short-term marketable securities		77,387,000	76,077,000
Other trading securities		109,676,000	105,367,000
Commodity asset derivatives, net of the effects of master netting arrangements		3,884,000	7,174,000
Total Assets at Fair Value		674,388,000	530,065,000
Liabilities at Fair Value:
Commodity liability derivatives, net of the effects of master netting arrangements			351,000
Deferred compensation		47,953,000	44,956,000
Total Liabilities at Fair Value		47,953,000	45,307,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets at Fair Value:
Cash equivalents		483,441,000	341,447,000
Short-term marketable securities		2,349,000	358,000
Other trading securities		36,305,000	34,588,000
Commodity asset derivatives, net of the effects of master netting arrangements		3,884,000	7,174,000
Total Assets at Fair Value		525,979,000	383,567,000
Liabilities at Fair Value:
Deferred compensation		16,866,000	15,379,000
Total Liabilities at Fair Value		16,866,000	15,379,000
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets at Fair Value:
Short-term marketable securities		75,038,000	75,719,000
Other trading securities		73,371,000	70,779,000
Total Assets at Fair Value		148,409,000	146,498,000
Liabilities at Fair Value:
Commodity liability derivatives, net of the effects of master netting arrangements			351,000
Deferred compensation		31,087,000	29,577,000
Total Liabilities at Fair Value		$ 31,087,000	$ 29,928,000

SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Jan. 30, 2011	Oct. 28, 2012 segment	Oct. 30, 2011	Oct. 31, 2010
SEGMENT REPORTING
Number of reportable business segments									5
Operating profit and other financial information
Sales to Unaffiliated Customers									$ 8,230,670	$ 7,895,089	$ 7,220,719
Net sales	2,170,184	2,008,188	2,012,859	2,039,439	2,103,898	1,910,592	1,959,041	1,921,558	8,230,670	7,895,089	7,220,719
Segment Operating Profit									781,192	773,275	682,734
Net interest and investment expense (income)									6,339	23,448	22,024
General corporate expense									21,429	35,992	40,348
Noncontrolling interest									4,911	5,001	4,189
Earnings Before Income Taxes									758,335	718,836	624,551
Assets	4,563,966				4,244,391				4,563,966	4,244,391	4,053,918
Additions to Property, Plant and Equipment									132,303	96,911	89,823
Depreciation and Amortization									119,494	124,165	125,591
Total
Operating profit and other financial information
Intersegment Sales									137,852	139,096	120,532
Grocery Products
Operating profit and other financial information
Sales to Unaffiliated Customers									1,170,871	1,064,558	1,040,455
Net sales									1,170,871	1,064,558	1,040,455
Segment Operating Profit									181,251	162,556	155,922
Assets	683,601				670,398				683,601	670,398	591,082
Additions to Property, Plant and Equipment									17,966	10,910	27,018
Depreciation and Amortization									15,870	15,597	15,084
Refrigerated Foods
Operating profit and other financial information
Sales to Unaffiliated Customers									4,222,752	4,189,224	3,818,788
Intersegment Sales									12,144	14,101	9,152
Net sales									4,234,896	4,203,325	3,827,940
Segment Operating Profit									228,665	292,624	276,315
Assets	1,171,161				1,177,588				1,171,161	1,177,588	1,173,540
Additions to Property, Plant and Equipment									67,003	45,244	38,417
Depreciation and Amortization									60,229	65,689	64,051
Jennie-O Turkey Store
Operating profit and other financial information
Sales to Unaffiliated Customers									1,549,227	1,467,222	1,310,412
Intersegment Sales									125,575	124,868	111,262
Net sales									1,674,802	1,592,090	1,421,674
Segment Operating Profit									238,298	204,940	143,644
Assets	857,682				805,459				857,682	805,459	760,566
Additions to Property, Plant and Equipment									33,594	29,507	15,986
Depreciation and Amortization									26,144	25,379	26,898
Specialty Foods
Operating profit and other financial information
Sales to Unaffiliated Customers									924,472	835,584	782,958
Intersegment Sales									133	127	118
Net sales									924,605	835,711	783,076
Segment Operating Profit									83,089	76,905	80,727
Assets	506,237				475,289				506,237	475,289	432,820
Additions to Property, Plant and Equipment									3,779	3,470	1,807
Depreciation and Amortization									9,871	9,817	11,831
All Other
Operating profit and other financial information
Sales to Unaffiliated Customers									363,348	338,501	268,106
Net sales									363,348	338,501	268,106
Segment Operating Profit									49,889	36,250	26,126
Assets	224,847				196,957				224,847	196,957	178,642
Additions to Property, Plant and Equipment									2,794	1,145	788
Depreciation and Amortization									1,437	1,387	1,305
Corporate
Operating profit and other financial information
Assets	1,120,438				918,700				1,120,438	918,700	917,268
Additions to Property, Plant and Equipment									7,167	6,635	5,807
Depreciation and Amortization									5,943	6,296	6,422
Intersegment elimination
Operating profit and other financial information
Intersegment Sales									(137,852)	(139,096)	(120,532)
Net sales									$ (137,852)	$ (139,096)	$ (120,532)
Precept Foods, LLC
Operating profit and other financial information
Ownership percentage held by entity in joint venture									50.01%

SEGMENT REPORTING (Details 2)	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Percentage of revenue by classes of products
Percentage of total revenues	100.00%	100.00%	100.00%
Perishable meat
Percentage of revenue by classes of products
Percentage of total revenues	53.50%	55.10%	54.30%
Poultry
Percentage of revenue by classes of products
Percentage of total revenues	19.30%	19.10%	18.70%
Shelf-stable
Percentage of revenue by classes of products
Percentage of total revenues	17.60%	16.80%	17.50%
Other
Percentage of revenue by classes of products
Percentage of total revenues	9.60%	9.00%	9.50%

SEGMENT REPORTING (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Jan. 30, 2011	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Revenues attributable to U.S. and Foreign countries
Net sales	$ 2,170,184	$ 2,008,188	$ 2,012,859	$ 2,039,439	$ 2,103,898	$ 1,910,592	$ 1,959,041	$ 1,921,558	$ 8,230,670	$ 7,895,089	$ 7,220,719
United States
Revenues attributable to U.S. and Foreign countries
Net sales									7,739,826	7,431,798	6,874,150
Foreign
Revenues attributable to U.S. and Foreign countries
Net sales									$ 490,844	$ 463,291	$ 346,569

SEGMENT REPORTING (Details 4) (USD $) In Billions, unless otherwise specified	12 Months Ended
Oct. 28, 2012 segment
Revenues from major customer
Number of reportable business segments	5
Revenues | Customer concentration | Wal-Mart Stores
Revenues from major customer
Revenues	1.19
Concentration risk (as a percent)	13.20%

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Jan. 30, 2011	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
Net Sales	$ 2,170,184	$ 2,008,188	$ 2,012,859	$ 2,039,439	$ 2,103,898	$ 1,910,592	$ 1,959,041	$ 1,921,558	$ 8,230,670	$ 7,895,089	$ 7,220,719
Gross Profit	351,779	307,056	335,607	337,409	336,026	297,855	326,227	374,005	1,331,851	1,334,113	1,238,742
Net Earnings	134,286	112,407	128,935	129,333	118,495	99,964	110,702	150,035	504,961	479,196	399,776
Net Earnings Attributable to Hormel Foods Corporation	$ 132,601	$ 111,167	$ 127,887	$ 128,395	$ 117,309	$ 98,481	$ 109,579	$ 148,826	$ 500,050	$ 474,195	$ 395,587
Basic Earnings Per Share (in dollars per share)	$ 0.5	$ 0.42	$ 0.49	$ 0.49	$ 0.44	$ 0.37	$ 0.41	$ 0.56	$ 1.9	$ 1.78	$ 1.48
Diluted Earnings Per Share (in dollars per share)	$ 0.49	$ 0.41	$ 0.48	$ 0.48	$ 0.43	$ 0.36	$ 0.4	$ 0.55	$ 1.86	$ 1.74	$ 1.46

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (Allowance for doubtful accounts receivable, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Allowance for doubtful accounts receivable
Change in valuation and qualifying accounts and reserves
Balance at Beginning of Period	$ 4,000	$ 4,000	$ 4,064
Additions/(Benefits) Charged to Costs and Expenses	155	(149)	(307)
Additions/(Benefits) Charged to Other Accounts Describe	0	0	0
Deductions-Describe, uncollectible accounts written off	169	233	340
Deductions-Describe, recoveries on accounts previously written off	(14)	(382)	(583)
Balance at End of Period	$ 4,000	$ 4,000	$ 4,000